-------------------------------------------------------------------------------
-------------------------------------------------------------------------------






                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

 REGISTRATION STATEMENT (NO. 33-49023)
 UNDER THE SECURITIES ACT OF 1933                           [X]


 PRE-EFFECTIVE AMENDMENT NO.                                [ ]


 POST-EFFECTIVE AMENDMENT NO. 21                            [X]

                                       AND

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


 AMENDMENT NO. 22                                           [X]
               --


                             VANGUARD ADMIRAL FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                              HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
       [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
       [x ] ON DECEMBER 29, 2008 PURSUANT TO PARAGRAPH (B)
       [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
       [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)
       [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
       [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
       [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                         [VANGUARD SHIP LOGO/R/]




VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND

VANGUARD TREASURY MONEY MARKET FUND



Supplement to the Prospectus



Important Changes to Vanguard Admiral Treasury Money Market Fund and Vanguard Treasury Money Market Fund

As of the close of business on December 16, 2008, Vanguard Admiral Treasury Money Market Fund and Vanguard Treasury Money Market Fund (the "Funds") will no longer be available as new investment options for defined contribution plans. However, participants in defined contribution plans that offered the Funds as of December 16, 2008, may continue to open new accounts and invest in the Funds. In addition, the Funds will no longer open new accounts or accept additional investments for all other financial advisor, intermediary, or institutional Vanguard accounts. There is no specific time frame for when the Funds will reopen for these Vanguard clients.

Please note that these changes do not apply to new or existing accounts held by individual investors.

You may call Vanguard for more detailed information about the Funds' policies. Participants in employer-sponsored retirement plans may call Vanguard Participant Services at 800-523-1188. Intermediaries may call Vanguard Intermediary Sales Support at 800-997-2798.





(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PSFC30 122008

                                                       [SHIP LOGO VANGUARD/(R)/]







VANGUARD ADMIRAL(TM) TREASURY MONEY MARKET FUND

VANGUARD TREASURY MONEY MARKET FUND

VANGUARD PRIME MONEY MARKET FUND

VANGUARD FEDERAL MONEY MARKET FUND

VANGUARD VARIABLE INSURANCE FUND MONEY MARKET PORTFOLIO

VANGUARD TAX-EXEMPT MONEY MARKET FUND

VANGUARD CALIFORNIA TAX-EXEMPT MONEY MARKET FUND

VANGUARD NEW JERSEY TAX-EXEMPT MONEY MARKET FUND

VANGUARD NEW YORK TAX-EXEMPT MONEY MARKET FUND

VANGUARD OHIO TAX-EXEMPT MONEY MARKET FUND

VANGUARD PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND



PROSPECTUS SUPPLEMENT DATED DECEMBER 2, 2008


IMPORTANT INFORMATION REGARDING CERTAIN VANGUARD MONEY MARKET FUNDS

The Vanguard Funds listed above (the "Funds") are participating in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program").

The Program seeks to support the net asset value (the "NAV") of shares held by investors in the Funds as of the close of business on September 19, 2008, by protecting those assets against loss if a Fund liquidates its holdings, and the NAV at the time of liquidation is less than $1 per share. For each shareholder, the Program covers the lesser of the following two amounts: (1) the number of shares owned on September 19, 2008, or (2) the number of shares owned on the date the Fund's NAV falls below $1. After September 19, if a shareholder redeems all shares from a Fund covered by the Program, any new purchase into that Fund will not be covered. Shares acquired after September 19 generally are not eligible for protection under the Program.

The Program was established October 8, 2008, and was originally due to expire on December 18, 2008, unless extended by the Treasury. Treasury has extended the Program until April 30, 2009, and Vanguard has decided to continue the Funds' participation. Each Fund will bear the expense of its participation in the Program. For the initial three months of the Program, each Fund paid 0.01% based on its net assets as of September 19, 2008. For the coverage beginning on December 19, 2008, and extending through April 30, 2009, each Fund will pay 0.015% based on its net assets as of September 19, 2008. The Secretary of the Treasury has authority to extend the Program through the close of business on September 18, 2009. If the Program is extended beyond April 30, 2009, however, there is no assurance that the Funds will continue to participate.

As of the date of this supplement, the Program has approximately $50 billion available to support all participating money market funds.

The following paragraph in each prospectus is revised as shown:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, Fund shareholders will be guaranteed to receive $1 NAV for amounts that they held as of September 19, 2008, subject to the terms of the U.S. Treasury's Temporary Guarantee Program for Money Market Funds.

To request additional information about the Funds' participation in the Program, please visit www.vanguard.com or contact us at 800-662-7447 (text telephone for people with hearing impairment at 800-952-3335).


(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                     PSTGMM2 122008

                                                         [Vanguard Ship logo/R/]
--------------------------------------------------------------------------------

Vanguard Money Market Funds
Prospectus

--------------------------------------------------------------------------------

   December 29, 2008

--------------------------------------------------------------------------------

Investor Shares

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral(TM) Treasury Money Market Fund











This prospectus contains financial data for the Funds through the fiscal year ended August 31, 2008.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

Contents


--------------------------------------------------------------------------------
Vanguard Fund Profiles             1      Financial Highlights             26
-------------------------------------------------------------------------------
 Prime Money Market Fund           1      Investing With Vanguard          31
-------------------------------------------------------------------------------
 Federal Money Market Fund         5      Purchasing Shares                31
-------------------------------------------------------------------------------
 Treasury Money Market Fund        9      Converting Shares                34
-------------------------------------------------------------------------------
 Admiral Treasury Money Market    13       Redeeming Shares                35
 Fund
-------------------------------------------------------------------------------
More on the Funds                 17       Exchanging Shares               38
-------------------------------------------------------------------------------
 The Funds and Vanguard           22       Other Rules You Should Know     38
-------------------------------------------------------------------------------
 Investment Advisor               23       Fund and Account Updates        42
-------------------------------------------------------------------------------
 Dividends and Taxes              24       Contacting Vanguard             44
-------------------------------------------------------------------------------
 Share Price                      25       Glossary of Investment Terms    46
-------------------------------------------------------------------------------



Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.


Share Class Overview

This prospectus offers the Funds' Investor Shares. A separate prospectus offers Institutional Shares of Vanguard Prime Money Market Fund. Institutional Shares are generally for investors who do not require special employee benefit plan services and who invest a minimum of $5 million.


The Prime Money Market Fund's separate share classes have different expenses; as a result, their investment performances will differ.

FUND PROFILE--VANGUARD PRIME MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


.. Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund, because it invests primarily in securities that are considered to be of high quality.


.. Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index and the average money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns--Investor Shares/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.38%
1999            5.01
2000            6.29
2001            4.17
2002            1.65
2003            0.90
2004            1.11
2005            3.01
2006            4.88
2007            5.14
-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 2.12%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.19% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                      1 Year     5 Years    10 Years
------------------------------------------------------------------------------------
Vanguard Prime Money Market Fund Investor Shares       5.14%       2.99%       3.74%
------------------------------------------------------------------------------------
Comparative Benchmarks
------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index             4.74%       2.95%       3.62%
(reflects no deduction for fees or expenses)
------------------------------------------------------------------------------------
Average Money Market Fund/1/                           4.49        2.41        3.14
------------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended
August 31, 2008.



Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                        None
-------------------------------------------------------------------------------
Purchase Fee                                                    None
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends             None
-------------------------------------------------------------------------------
Redemption Fee                                                  None/1/
-------------------------------------------------------------------------------
Account Service Fee (for fund account                           $20/year/2/
balances below $10,000)
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses                                             0.25%
-------------------------------------------------------------------------------
12b-1 Distribution Fee                                          None
-------------------------------------------------------------------------------
Other Expenses                                                  0.03%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/                         0.28%
-------------------------------------------------------------------------------
1 A $5 fee applies to wire redemptions under $5,000.
2 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.
3 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$29           $90           $157          $356
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-----------------------------------------------------------------------------------------------
Net Assets (all share classes)          $106.3 billion
-----------------------------------------------------------------------------------------------
Investment Advisor                      The Vanguard Group, Inc., Valley Forge, Pa., since 1981
-----------------------------------------------------------------------------------------------
Dividends                               Declared daily and distributed on the first business
                                        day of each month
-----------------------------------------------------------------------------------------------
Inception Date                          June 4, 1975
-----------------------------------------------------------------------------------------------
Suitable for IRAs                       Yes
-----------------------------------------------------------------------------------------------
Minimum Initial Investment              $3,000
-----------------------------------------------------------------------------------------------
Newspaper Abbreviation                  VangPr
-----------------------------------------------------------------------------------------------
Vanguard Fund Number                    30
-----------------------------------------------------------------------------------------------
CUSIP Number                            922906201
-----------------------------------------------------------------------------------------------
Ticker Symbol                           VMMXX
-----------------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD FEDERAL MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


.. Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund, because it invests primarily in securities that are considered to be of high quality.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and the average government money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.31%
1999            4.94
2000            6.19
2001            4.22
2002            1.64
2003            0.89
2004            1.08
2005            2.96
2006            4.81
2007            5.07

-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 2.00%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.18% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                  1 Year      5 Years    10 Years
Vanguard Federal Money Market Fund                5.07%       2.95%      3.70%
---------------------------------------------------------------------------------
Comparative Benchmarks
---------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index        4.74%       2.95%      3.62%
(reflects no deduction for fees or expenses)
---------------------------------------------------------------------------------
Average Government Money Market Fund/1/           4.41        2.42       3.17
---------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended August 31, 2008.



Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                        None
-------------------------------------------------------------------------------
Purchase Fee                                                    None
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends             None
-------------------------------------------------------------------------------
Redemption Fee                                                  None/1/
-------------------------------------------------------------------------------
Account Service Fee (for fund account                           $20/year/2/
balances below $10,000)
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses                                             0.25%
-------------------------------------------------------------------------------
12b-1 Distribution Fee                                          None
-------------------------------------------------------------------------------
Other Expenses                                                  0.03%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/                         0.28%
-------------------------------------------------------------------------------
1 A $5 fee applies to wire redemptions under $5,000.
2 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.
3 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$29           $90           $157          $356
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-------------------------------------------------------------------------------------------
Net Assets                    $9.0 billion
-------------------------------------------------------------------------------------------
Investment Advisor            The Vanguard Group, Inc., Valley Forge, Pa., since inception
-------------------------------------------------------------------------------------------
Dividends                     Declared daily and distributed on the first business day of each month
-------------------------------------------------------------------------------------------
Inception Date                July 13, 1981
-------------------------------------------------------------------------------------------
Suitable for IRAs             Yes
-------------------------------------------------------------------------------------------
Minimum Initial Investment    $3,000
-------------------------------------------------------------------------------------------
Newspaper Abbreviation        VangFdl
-------------------------------------------------------------------------------------------
Vanguard Fund Number          33
-------------------------------------------------------------------------------------------
CUSIP Number                  922906300
-------------------------------------------------------------------------------------------
Ticker Symbol                 VMFXX
-------------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD TREASURY MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


Performance/Risk Information

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the average U.S. Treasury money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.00%
1999            4.55
2000            5.80
2001            3.99
2002            1.51
2003            0.82
2004            1.00
2005            2.77
2006            4.55
2007            4.65

-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 1.66%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.17% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                        1 Year        5 Years    10 Years
Vanguard Treasury Money Market Fund                     4.65%         2.74%      3.45%
-----------------------------------------------------------------------------------------
Comparative Benchmarks
-----------------------------------------------------------------------------------------
iMoneyNet Money Fund Report's Average 100%              3.99%         2.26%      3.02%
Treasury Fund
-----------------------------------------------------------------------------------------
Average U.S. Treasury Money Market Fund/1/              4.09          2.30       3.02
-----------------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).



Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended August 31, 2008.

Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases              None
-------------------------------------------------------------------------------
Purchase Fee                                          None
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested             None
Dividends
-------------------------------------------------------------------------------
Redemption Fee                                        None/1/
-------------------------------------------------------------------------------
Account Service Fee (for fund account                 $20/year/2/
balances below $10,000)
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses                                   0.25%
-------------------------------------------------------------------------------
12b-1 Distribution Fee                                None
-------------------------------------------------------------------------------
Other Expenses                                        0.03%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/               0.28%
-------------------------------------------------------------------------------
1 A $5 fee applies to wire redemptions under $5,000.
2 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.
3 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$29           $90           $157          $356
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-------------------------------------------------------------------------------------------
Net Assets                    $6.9 billion
-------------------------------------------------------------------------------------------
Investment Advisor            The Vanguard Group, Inc., Valley Forge, Pa., since inception
-------------------------------------------------------------------------------------------
Dividends                     Declared daily and distributed on the first business day of each month
-------------------------------------------------------------------------------------------
Inception Date                March 9, 1983
-------------------------------------------------------------------------------------------
Minimum Initial Investment    $3,000
-------------------------------------------------------------------------------------------
Suitable for IRAs             Yes
-------------------------------------------------------------------------------------------
Newspaper Abbreviation        VangTrsy
-------------------------------------------------------------------------------------------
Vanguard Fund Number          50
-------------------------------------------------------------------------------------------
CUSIP Number                  921948105
-------------------------------------------------------------------------------------------
Ticker Symbol                 VMPXX
-------------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD ADMIRAL TREASURY
MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


Performance/Risk Information

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the average U.S. Treasury money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.

Annual Total Returns/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.18%
1999            4.74
2000            5.99
2001            4.16
2002            1.69
2003            0.99
2004            1.18
2005            2.94
2006            4.71
2007            4.78
-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 1.77%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.21% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                        1 Year       5 Years    10 Years
Vanguard Admiral Treasury Money Market Fund             4.78%        2.91%      3.62%
----------------------------------------------------------------------------------------
Comparative Benchmarks
----------------------------------------------------------------------------------------
iMoneyNet Money Fund Report's Average 100%              3.99%        2.26%      3.02%
Treasury Fund
----------------------------------------------------------------------------------------
Average U.S. Treasury Money Market Fund/1/              4.09         2.30       3.02
----------------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).



Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended August 31, 2008.

Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases              None
-------------------------------------------------------------------------------
Purchase Fee                                          None
-------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested             None
Dividends
-------------------------------------------------------------------------------
Redemption Fee                                        None/1/
-------------------------------------------------------------------------------
Account Service Fee (for fund account                 $20/year/2/
balances below $10,000)
-------------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------------
Management Expenses                                   0.11%
-------------------------------------------------------------------------------
12b-1 Distribution Fee                                None
-------------------------------------------------------------------------------
Other Expenses                                        0.04%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses/3/               0.15%
-------------------------------------------------------------------------------
1 A $5 fee applies to wire redemptions under $5,000.
2 If applicable, the account service fee will be collected by redeeming fund shares in the amount of $20.
3 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$15           $48           $85           $192
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-------------------------------------------------------------------------------------------
Net Assets                     $23.3 billion
-------------------------------------------------------------------------------------------
Investment Advisor             The Vanguard Group, Inc., Valley Forge, Pa., since inception
-------------------------------------------------------------------------------------------
Dividends                      Declared daily and distributed on the first business day of each month
-------------------------------------------------------------------------------------------
Inception Date                 December 14, 1992
-------------------------------------------------------------------------------------------
Minimum Initial Investment     $50,000
-------------------------------------------------------------------------------------------
Suitable for IRAs              Yes
-------------------------------------------------------------------------------------------
Newspaper Abbreviation         VangAdmUST
-------------------------------------------------------------------------------------------
Vanguard Fund Number           11
-------------------------------------------------------------------------------------------
CUSIP Number                   921932109
-------------------------------------------------------------------------------------------
Ticker Symbol                  VUSXX
-------------------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder. The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury and Admiral Treasury Money Market Funds' policies of investing at least 80% of their assets in U.S. Treasury securities may be changed only upon 60 days' notice to shareholders.


Market Exposure
Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). Each Fund maintains a dollar-weighted average maturity of 90 days or less. Vanguard Prime Money Market Fund invests more than 25% of its assets in money market instruments issued by financial services companies.


--------------------------------------------------------------------------------
 PLAIN TALK ABOUT MONEY MARKET INSTRUMENTS

 The term "money market instruments" refers to a variety of short-term, liquid investments, usually with maturities of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by banks; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or floating rates of interest.
--------------------------------------------------------------------------------

[FLAG]
Each Fund is subject to income risk, which is the chance that the Fund's income will decline because of falling interest rates. A fund's income declines when interest rates fall because the fund then must invest in lower-yielding instruments. Because each Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.


Security Selection

The Vanguard Group, Inc. (Vanguard), advisor to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. governmental agencies, or nongovernmental issuers).


[FLAG]
Each Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

The Funds are generally managed without regard to tax ramifications.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT CREDIT QUALITY

 A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------


The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated at least Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's, as well as in securities that are considered suitable for the Federal Money Market Fund.

[FLAG]
The Prime Money Market Fund is subject to industry concentration risk, which is the chance that the Fund's performance will be significantly affected, for better or for worse, by developments in the financial services industry.

More than 25% of the Fund's assets are invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.

The Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations will not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

The Federal Money Market Fund invests in securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S.Treasury nor backed by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. governmental agencies and instrumentalities and backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (GNMA).

The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. governmental agencies such as the GNMA, the Small Business Administration, and the Federal Financing Bank.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT U.S. GOVERNMENT-SPONSORED ENTITIES

 A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be chartered or sponsored by acts of Congress, they are not funded by congressional appropriations. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. Generally, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a
 GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the U.S. government in some other way. Securities issued by the Government National Mortgage Association (GNMA), however, are backed by the full faith and credit of the U.S. government.
--------------------------------------------------------------------------------



[FLAG]
Each Fund is subject, to a limited extent, to credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.

In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.

Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.

Although the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or to return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk--and generally the highest yield--of the four Funds.

Bear in mind that, although each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency of the U.S. government.


[FLAG]
The Prime and Federal Money Market Funds reserve the right to invest in repurchase agreements, which are subject to specific risks.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT REPURCHASE AGREEMENTS

 Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------


Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, a Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisor believes that these risks can be controlled through careful security and counterparty selection and monitoring.


[FLAG]
Each Fund reserves the right to invest, to a limited extent, in adjustable-rate securities, which are types of derivatives.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT DERIVATIVES

 A derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a money market benchmark (such as U.S. Treasury bill rates or the federal funds effective rate), a physical asset (such as gold), or a market index (such as the S&P
 500 Index).
--------------------------------------------------------------------------------


An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.

The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.


Cash Management
Each Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Frequent Trading or Market-Timing
Vanguard anticipates that shareholders will purchase and sell shares of money market funds frequently because these funds are designed to offer investors a liquid investment. For this reason, the board of trustees of each Fund has determined that it is not necessary to adopt policies and procedures designed to detect and deter frequent trading and market-timing in the money market fund shares. For information on frequent-trading limits of other Vanguard funds, please see the appropriate fund's prospectus.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT COSTS OF INVESTING

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $1.2 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------



INVESTMENT ADVISOR


The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Fixed Income Group. As of August 31, 2008, Vanguard served as advisor for approximately $1 trillion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

For the fiscal year ended August 31, 2008, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.

For a discussion of why the board of trustees approved each Fund's investment advisory arrangement, see the most recent annual report to shareholders covering the fiscal year ended August 31.

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Robert F. Auwaerter, Principal of Vanguard and head of Vanguard's Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has managed investment portfolios since 1978 and has been with Vanguard since 1981. He received his B.S. in Finance from The Wharton School of the University of Pennsylvania and an M.B.A. from Northwestern University.

The managers primarily responsible for the day-to-day management of the Funds are:

David R. Glocke, Principal of Vanguard. He has worked in investment management since 1991; has managed investment portfolios for Vanguard since 1997; and manages the Prime Money Market, Treasury Money Market, and Admiral Treasury Money Market Funds. Education: B.S., University of Wisconsin.

John C. Lanius, Portfolio Manager. Has been with Vanguard since 1996; has worked in investment management since 1997; and manages the Federal Money Market Fund.
Education: B.A., Middlebury College.


The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of securities in the Funds.



DIVIDENDS AND TAXES


Fund Distributions
Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month. You can receive your income distributions in cash, or you can have them automatically reinvested in more shares of the Fund.


Basic Tax Points

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

.. Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

.. Distributions declared in December--if paid to you by the end of January--are taxable as if received in December.

.. Any dividend distributions that you receive are taxable to you as ordinary income.


.. Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

General Information

Backup withholding. By law, Vanguard must withhold 28% of any taxable distributions or redemptions from your account if you do not:

.. Provide us with your correct taxpayer identification number;

.. Certify that the taxpayer identification number is correct; and

.. Confirm that you are not subject to backup withholding.

Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


Foreign investors. Vanguard funds generally are not sold outside the United States, except to certain qualified investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


Invalid addresses. If a dividend distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.


Tax consequences. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax advisor for detailed information about a fund's tax consequences for you.


SHARE PRICE


Share price, also known as net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. The NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. Each share class of the Prime Money Market Fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.


The instruments held by a Vanguard money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

 This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Investor Shares began fiscal year 2008 with a net asset value (price) of $1.00 per share. During the year, each Investor Share earned $0.035 from investment income (interest). Shareholders received $0.035 per share in the form of dividend distributions.

 The earnings ($0.035 per share) minus the distributions ($0.035 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 3.60% for the year.

 As of August 31, 2008, the Investor Shares had approximately $92.5 billion in net assets. For the year, the expense ratio was 0.23% ($2.30 per $1,000 of net assets), and the net investment income amounted to 3.49% of average net assets.
--------------------------------------------------------------------------------

Prime Money Market Fund Investor Shares
                                                                                                       Year Ended August 31,
                                         ------------------------------------------------------------------------------------------
                                               2008              2007              2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                         .035              .051              .043              .023              .008
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)         --                --                --                --                --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations              .035              .051              .043              .023              .008
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income         (.035)            (.051)            (.043)            (.023)            (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains       --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (.035)            (.051)            (.043)            (.023)            (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00             $1.00             $1.00             $1.00             $1.00
===================================================================================================================================
Total Return/1/                               3.60%             5.23%             4.38%             2.31%             0.83%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)       $92,483           $84,052           $64,578           $46,454           $43,884
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net        0.23%             0.24%             0.29%             0.30%             0.30%
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                            3.49%             5.10%             4.33%             2.29%             0.82%
===================================================================================================================================
1 Total Returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Federal Money Market Fund
                                                                                                       Year Ended August 31,
                                         ------------------------------------------------------------------------------------------
                                                   2008             2007             2006             2005             2004
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00            $1.00             $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                             .034             .051              .042             .022             .008
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)             --               --                --               --               --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  .034             .051              .042             .022             .008
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income             (.034)           (.051)            (.042)           (.022)           (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains           --               --               --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.034)           (.051)            (.042)           (.022)           (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $1.00            $1.00             $1.00            $1.00            $1.00
===================================================================================================================================
Total Return/1/                                   3.46%            5.17%             4.31%            2.26%            0.82%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)            $8,982           $7,672            $6,360           $5,507           $5,575
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net            0.23%            0.24%             0.29%            0.30%            0.30%
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                                3.33%            5.05%             4.25%            2.23%            0.81%
===================================================================================================================================
1 Total Returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Treasury Money Market Fund
                                                                                                       Year Ended August 31,
                                              -------------------------------------------------------------------------------------
                                                   2008             2007             2006             2005             2004
                                              -------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00             $1.00            $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                             .029              .048             .040             .021             .007
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)             --                --               --               --               --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  .029              .048             .040             .021             .007
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income             (.029)            (.048)           (.040)           (.021)           (.007)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains           --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.029)            (.048)           (.040)           (.021)           (.007)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $1.00             $1.00            $1.00            $1.00            $1.00
===================================================================================================================================
Total Return/1/                                   2.94%             4.88%            4.06%            2.12%            0.74%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)            $6,888            $5,891           $5,223           $4,558           $4,628
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net            0.23%             0.24%            0.29%            0.30%            0.30%
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average         2.84%             4.76%            4.01%            2.10%            0.73%
Net Assets
===================================================================================================================================
1 Total Returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Admiral Treasury Money Market Fund
                                                                                            Year Ended August 31,
                        -----------------------------------------------------------------------------------------------------------
                                                    2008          2007          2006          2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00         $1.00         $1.00         $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                              .030          .049          .041          .023          .009
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)              --            --            --            --            --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .030          .049          .041          .023          .009
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income              (.030)        (.049)        (.041)        (.023)        (.009)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (.030)        (.049)        (.041)        (.023)        (.009)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00         $1.00         $1.00         $1.00         $1.00
===================================================================================================================================
Total Return                                       3.08%         5.02%         4.22%         2.29%         0.91%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)            $23,289       $20,064       $15,982       $13,838       $13,270
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average                 0.10%         0.10%         0.13%         0.13%         0.13%
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average          2.98%         4.90%         4.15%         2.27%         0.91%
Net Assets
===================================================================================================================================


INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. Be sure to carefully read each topic that pertains to your relationship with Vanguard. Vanguard reserves the right to change the following policies, without prior notice to shareholders. Please call or check online for current information.


Each fund you hold in an account is a separate "fund account." For example, if you hold three funds in a nonretirement account titled in your own name, two funds in a nonretirement account titled jointly with your spouse, and one fund in an individual retirement account, you have six fund accounts--and this is true even if you hold the same fund in multiple accounts.



PURCHASING SHARES

Vanguard reserves the right, without prior notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.


Account Minimums

To open and maintain an account. For the Admiral Treasury Money Market Fund only: $50,000. For the other three Funds: $3,000.



Add to an existing account. By Automatic Investment Plan; $100 by check, exchange, wire, or electronic bank transfer (other than Automatic Investment
Plan).


How to Initiate a Purchase Request
Be sure to check Exchanging Shares and Other Rules You Should Know before placing your purchase request.


Online. You may open certain types of accounts, request an electronic bank transfer, and make an exchange (using the proceeds from the redemption of shares from one Vanguard fund to simultaneously purchase shares of a different Vanguard fund) through our website at www.vanguard.com if you are a registered user.



By telephone. You may call Vanguard to begin the account registration process or request that the account-opening forms be sent to you. You may also request a purchase of shares by wire, by electronic bank transfer, or by an exchange. See Contacting Vanguard.



By mail. You may send your account registration form and check to open a new fund account at Vanguard. To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request. You may also send a written request to Vanguard to make an exchange. For a list of Vanguard addresses, see Contacting Vanguard.


How to Pay For a Purchase

By electronic bank transfer. You may purchase shares of a Vanguard fund through an electronic transfer of money held in a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time. Your purchase request can be initiated online, by telephone, or by mail.

By wire. Wiring instructions vary for different types of purchases. Please call Vanguard for instructions and policies on purchasing shares by wire. See Contacting Vanguard.



By check. You may send a check to make initial or additional purchases to your fund account. Also see How to Initiate a Purchase Request: By mail. Make your check payable to Vanguard and include the appropriate fund number (e.g., Vanguard--xx). For a list of Fund numbers (for Funds in this prospectus), see Contacting Vanguard.



By exchange. You may purchase shares of a Vanguard fund using the proceeds from the simultaneous redemption of shares from another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Exchanging Shares.



Trade Date

The trade date for any purchase request received in good order will depend on the day and time Vanguard receives your request, the manner in which you are paying, and the type of fund you are purchasing. Your purchase will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check into all funds other than money market funds, and for purchases by exchange or wire into all funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by check into money market funds: If the purchase request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the next business day. If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the purchase request. Because money market instruments must be purchased with federal funds and it takes a money market mutual fund one business day to convert check proceeds into federal funds, the trade date will be one business day later than for other funds.

For purchases by electronic bank transfer using an Automatic Investment Plan:
Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment
Plan:
If the purchase request is received by Vanguard on a business day before 10 p.m., Eastern time, the trade date will generally be the next business day. If the purchase request is received on a business day after 10 p.m., Eastern time, or on a nonbusiness day, the trade date will be the second business day following the day Vanguard receives the request.

If your purchase request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.


For further information about purchase transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Earning Dividends
You begin earning dividends on the business day following your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by making a purchase request by telephone to Vanguard before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund).


Other Purchase Rules You Should Know

Check purchases. All purchase checks must be written in U.S. dollars and must be drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, Vanguard may refuse "starter checks" and checks that are not made payable to Vanguard.


New accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right, without prior notice, to close your account or take such other steps as we deem reasonable.


Refused or rejected purchase requests. Vanguard reserves the right to stop selling fund shares or to reject any purchase request at any time and without prior notice, including, but not limited to, purchases requested by exchange from another Vanguard fund. This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund's operation or performance.


Large purchases. Please call Vanguard before attempting to invest a large dollar amount.



No cancellations. Vanguard will not accept your request to cancel any purchase request once processing has begun. Please be careful when placing a purchase request.



CONVERTING SHARES


When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund. At the time of conversion, the dollar value of the "new" shares you receive equals the dollar value of the "old" shares that were converted. In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.


A conversion between share classes of the same fund is a nontaxable event.


Trade Date

The trade date for any conversion request received in good order will depend on the day and time Vanguard receives your request. Your conversion will be executed using the NAVs of the different share classes on the trade date. NAVs are calculated only on days the NYSE is open for trading (a business day).

For a conversion request received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day. See Other Rules You Should Know.



Conversions to Institutional Shares
You are eligible for a self-directed conversion from another share class to Institutional Shares of the same Fund (if available), provided that your account meets all Institutional Shares' eligibility requirements. Registered users of our website, www.vanguard.com, may request a conversion online, or you may contact Vanguard by telephone or by mail to request this transaction. Accounts that qualify for Institutional Shares will not be automatically converted.

Mandatory Conversions to Investor Shares

If an account no longer meets the balance requirements for Institutional Shares, Vanguard may automatically convert the shares in the account to Investor Shares. A decline in the account balance because of market movement may result in such a conversion. Vanguard will notify the investor in writing before any mandatory conversion occurs.



REDEEMING SHARES


How to Initiate a Redemption Request

Be sure to check Exchanging Shares and Other Rules You Should Know before initiating your request.



Online. You may redeem shares, request an electronic bank transfer, and make an exchange (the purchase of shares of one Vanguard fund using the proceeds of a simultaneous redemption from another Vanguard fund) through our website at www.vanguard.com if you are a registered user.



By telephone. You may call Vanguard to request a redemption of shares by wire, by electronic bank transfer, by check, or by an exchange. See Contacting Vanguard.



By mail. You may send a written request to Vanguard to redeem from a fund account or to make an exchange. See Contacting Vanguard.



By writing a check. If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more.


How to Receive Redemption Proceeds


By electronic bank transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal
Plan) or from time to time. Your redemption request can be initiated online, by telephone, or by mail.

By wire. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions generally are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form. Vanguard generally charges a $5 fee for wire redemptions under $5,000.

By exchange. You may have the proceeds of a Vanguard fund redemption invested directly in shares of another Vanguard fund. You may initiate an exchange online (if you are a registered user of Vanguard.com), by telephone, or by mail.



By check. If you have not chosen another redemption method, Vanguard will mail you a redemption check, normally within two business days of your trade date.


Trade Date

The trade date for any redemption request received in good order will depend on the day and time Vanguard receives your request and the manner in which you are redeeming. Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check, exchange, or wire: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

 . Note on timing of wire redemptions from money market funds: For telephone requests received by Vanguard on a business day before 10:45 a.m., Eastern time (2 p.m., Eastern time, for Vanguard Prime Money Market Fund), the redemption proceeds generally will leave Vanguard by the close of business the same day. For telephone requests received by Vanguard on a business day after those cut-off times, or on a nonbusiness day, and for all requests other than by telephone, the redemption proceeds generally will leave Vanguard by the close of business on the next business day.

 . Note on timing of wire redemptions from bond funds: For requests received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the redemption proceeds generally will leave Vanguard by the close of business on the next business day. For requests received by Vanguard on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the redemption proceeds generally will leave Vanguard by the close of business on the second business day after Vanguard receives the request.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:
Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your Vanguard account. Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date. If the date you designated for withdrawal of funds from your Vanguard account falls on a weekend, holiday, or other nonbusiness day, your trade date will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal
Plan: If the redemption request is received by Vanguard on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day. If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected. See Other Rules You Should Know--Good Order.


For further information about redemption transactions, consult our website at www.vanguard.com or see Contacting Vanguard.


Earning Dividends
Shares continue earning dividends through your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m., Eastern time (2 p.m., Eastern time for Vanguard Prime Money Market Fund), the shares will stop earning dividends that same day.


Other Redemption Rules You Should Know

Documentation for certain accounts. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.



Potentially disruptive redemptions. Vanguard reserves the right to pay all or part of a redemption in kind--that is, in the form of securities--if we reasonably believe that a cash redemption would negatively affect the fund's operation or performance or that the shareholder may be engaged in market-timing or frequent trading. Under these circumstances, Vanguard also reserves the right to delay payment of the redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.



Recently purchased shares. Although you can redeem shares at any time, proceeds may not be made available to you until the fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or by electronic bank transfer. If you have written a check on a fund with checkwriting privileges, that check may be rejected if your fund account does not have a sufficient available balance.



Share certificates. If you hold shares in certificates, those shares cannot be redeemed, exchanged, or converted until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

Address change. If you change your address online or by telephone, there may be a 15-day restriction on your ability to make online and telephone redemptions. You can request a redemption in writing at any time. Confirmations of address changes are sent to both the old and new addresses.



Payment to a different person or address. At your request, we can make your redemption check payable, or wire your redemption proceeds, to a different person or send it to a different address. However, this requires the written consent of all registered account owners and may require a signature guarantee. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

No cancellations. Vanguard will not accept your request to cancel any redemption request once processing has begun. Please be careful when placing a redemption request.



Emergency circumstances. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.


Exchanging Shares


An exchange occurs when you use the proceeds from the redemption of shares of one Vanguard fund to simultaneously purchase shares of a different Vanguard fund. You can make exchange requests online (if you are a registered user of Vanguard.com), by telephone, or by mail. See Purchasing Shares and Redeeming Shares.

If the NYSE is open for regular trading (a business day) at the time an exchange request is received in good order, the trade date will generally be the same day.
See Other Rules You Should Know--Good Order for additional information on all transaction requests.


Please note that Vanguard reserves the right, without prior notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.


OTHER RULES YOU SHOULD KNOW


Prospectus and Shareholder Report Mailings
Vanguard attempts to eliminate the unnecessary expense of duplicate mailings by sending just one prospectus and/or report when two or more shareholders have the same last name and address. You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.


Vanguard.com

Registration. If you are a registered user of Vanguard.com, you can use your personal computer to review your account holdings; to buy, sell, or exchange shares of most Vanguard funds; and to perform most other transactions. You must register for this service online.



Electronic delivery. Vanguard can deliver your account statements, transaction confirmations, and fund financial reports electronically. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under "Account Profile." You can revoke your electronic consent at any time, and we will begin to send paper copies of these documents within 30 days of receiving your notice.



Telephone Transactions

Automatic. When we set up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.


Tele-Account/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account at 800-662-6273 to obtain a PIN, and allow seven days after requesting the PIN before using this service.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

.. Authorization to act on the account (as the account owner or by legal documentation or other means).

.. Account registration and address.

.. Fund name and account number, if applicable.


.. Other information relating to the caller, the account holder, or the account.


Good Order

We reserve the right to reject any transaction instructions that are not in "good order." Good order generally means that your instructions include:

.. The fund name and account number.

.. The amount of the transaction (stated in dollars, shares, or percentage).

Written instructions also must include:

.. Signatures of all registered owners.

.. Signature guarantees, if required for the type of transaction. (Call Vanguard for specific signature-guarantee requirements.)

.. Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.

Vanguard reserves the right, without prior notice, to revise the requirements for good order.


Future Trade-Date Requests
Vanguard does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date. All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares. Vanguard reserves the right to return future-dated purchase checks.


Accounts With More Than One Owner
If an account has more than one owner or authorized person, Vanguard will accept telephone or online instructions from any one owner or authorized person.


Responsibility for Fraud
Vanguard will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact Vanguard immediately about any transactions you believe to be unauthorized.


Uncashed Checks
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.


Unusual Circumstances
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


Investing With Vanguard Through Other Firms
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment advisor. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.


Account Service Fee

For most shareholders, Vanguard charges a $20 account service fee on all fund accounts that have a balance below $10,000 for any reason, including market fluctuation. The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all Vanguard funds, regardless of a fund's minimum investment amount. The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.


If you register on Vanguard.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $10,000 will not be charged, so long as that election remains in effect.


The account service fee also does not apply to the following:

.. Money market sweep accounts owned in connection with a Vanguard Brokerage Services/(R)/ account.


.. Accounts held through intermediaries.


.. Accounts held by Voyager, Voyager Select, and Flagship members. Membership is based on total household assets held at Vanguard, with a minimum of $100,000 to qualify for Vanguard Voyager Services/TM/, $500,000 for Vanguard Voyager Select Services/TM/, and $1 million for Vanguard Flagship Services/TM/. Vanguard determines membership by aggregating assets of all eligible accounts held by the investor and immediate family members who reside at the same address. Aggregate assets include investments in Vanguard mutual funds, Vanguard ETFs/TM/, annuities through Vanguard, the Vanguard 529 Plan, certain small-business accounts, and employer-sponsored retirement plans for which Vanguard provides recordkeeping services.

.. Participant accounts in employer-sponsored defined contribution plans*. Please consult your enrollment materials for the rules that apply to your account.


.. Section 529 college savings plans.


* The following Vanguard fund accounts have alternative fee structures: SIMPLE IRAs, certain Section 403(b)(7) accounts, Vanguard Retirement Investment Program pooled plans, and Vanguard Retirement Plans for which Vanguard Fiduciary Trust Company serves as trustee.



Low-Balance Accounts

Each Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market fluctuation. This policy applies to nonretirement fund accounts and accounts that are held through intermediaries.



Right to Change Policies

In addition to the rights expressly stated elsewhere in this prospectus, Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.



Share Classes
Vanguard reserves the right, without prior notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.


FUND AND ACCOUNT UPDATES


Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares. However, we will not send confirmations reflecting only checkwriting redemptions or the reinvestment of dividend or capital gains distributions. For any month in which you had a checkwriting redemption, a Checkwriting Activity Statement will be sent to you itemizing the checkwriting redemptions for that month. Promptly review each confirmation statement that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on a confirmation statement, or Vanguard will consider the transaction properly processed.

Portfolio Summaries
We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar year. Promptly review each summary that we provide to you by mail or online. It is important that you contact Vanguard immediately with any questions you may have about any transaction reflected on the summary, or Vanguard will consider the transaction properly processed.


Tax Statements

For most taxable accounts, we will send annual tax statements to assist you in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend distributions, proceeds from the sale of shares, and distributions from IRAs and other retirement plans. Registered users can view these statements online.



Average-Cost Review Statements
For most taxable accounts, average-cost review statements will accompany annual 1099B tax forms. These tax forms show the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


Annual and Semiannual Reports
We will send (or provide online, whichever you prefer) financial reports about Vanguard Money Market Funds twice a year, in April and October. These comprehensive reports include overviews of the financial markets and provide the following specific Fund information:

.. Performance assessments and comparisons with industry benchmarks.

.. Reports from the advisor.

.. Financial statements with listings of Fund holdings.


Portfolio Holdings
Please consult the Funds' Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.

CONTACTING VANGUARD



Web
----------------------------------------------------------------------------------------
Vanguard.com            For the most complete source of Vanguard news
24 hours a day, 7 days  For fund, account, and service information
a week                  For most account transactions
                        For literature requests
----------------------------------------------------------------------------------------
Phone

----------------------------------------------------------------------------------------
Vanguard                For automated fund and account information
Tele-Account/(R)/       For exchange transactions (subject to limitations)
800-662-6273            Toll-free, 24 hours a day, 7 days a week
(ON-BOARD)
----------------------------------------------------------------------------------------
Investor Information    For fund and service information
800-662-7447 (SHIP)     For literature requests
(Text telephone for     Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
people with hearing     Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
impairment at
800-952-3335)
----------------------------------------------------------------------------------------
Client Services         For account information
800-662-2739 (CREW)     For most account transactions
(Text telephone for     Business hours only: Monday-Friday, 8 a.m. to 10 p.m.,
people with hearing     Eastern time; Saturday, 9 a.m. to 4 p.m., Eastern time
impairment at
800-749-7273)
----------------------------------------------------------------------------------------
Institutional Division  For information and services for large institutional investors
888-809-8102            Business hours only: Monday-Friday, 8:30 a.m. to 9 p.m.,
                        Eastern time
----------------------------------------------------------------------------------------
Intermediary Sales      For information and services for financial intermediaries
Support                 including broker-dealers, trust institutions, insurance
800-997-2798            companies, and financial advisors
                        Business hours only: Monday-Friday, 8:30 a.m. to
                        7 p.m., Eastern time
----------------------------------------------------------------------------------------

VANGUARD ADDRESSES

Please be sure to use the correct address, depending on your method of delivery. Use of an incorrect address could delay the processing of your transaction.


----------------------------------------------------------------------
Regular Mail (Individuals)         The Vanguard Group
                                   P.O. Box 1110
                                   Valley Forge, PA 19482-1110
----------------------------------------------------------------------
Regular Mail (Institutions)        The Vanguard Group
                                   P.O. Box 2900
                                   Valley Forge, PA 19482-2900
----------------------------------------------------------------------
Registered, Express, or Overnight  The Vanguard Group
                                   455 Devon Park Drive
                                   Wayne, PA 19087-1815
----------------------------------------------------------------------



Fund Numbers
Please use the specific fund number when contacting us:



                                                Investor Shares
-----------------------------------------------------------------
Vanguard Prime Money Market Fund                             30
-----------------------------------------------------------------
Vanguard Federal Money Market Fund                           33
-----------------------------------------------------------------
Vanguard Treasury Money Market Fund                          50
-----------------------------------------------------------------
Vanguard Admiral Treasury Money Market Fund                  11
-----------------------------------------------------------------


















Standard & Poor's/(R)/ and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

GLOSSARY OF INVESTMENT TERMS


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.



Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.


Money Market Instruments. Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and interest in other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

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

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

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

                                                     [Vanguard Ship Logo /R/]
                                                     P.O. Box 2600
                                                     Valley Forge, PA 19482-2600

CONNECT WITH VANGUARD/(R)/ > www.vanguard.com

For More Information
If you would like more information about Vanguard Money Market Funds, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment policies that significantly affected the Funds' performance during their last fiscal year.


Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit www.vanguard.com or contact us as follows:

The Vanguard Group
Investor Information Department
P.O. Box 2600
Valley Forge, PA 19482-2600
Telephone: 800-662-7447 (SHIP)
Text telephone for people with hearing impairment: 800-952-3335
If you are a current Vanguard shareholder and would like information about your account, account transactions, and/or account statements, please call:

Client Services Department
Telephone: 800-662-2739 (CREW)
Text telephone for people with hearing impairment: 800-749-7273

Information Provided by the Securities and Exchange Commission (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: Prime and Federal Money Market Funds:
811-2554; Treasury Money Market Fund: 811-7803; Admiral Treasury Money Market
Fund: 811-7043

(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

P030 122008

                                                         [Vanguard Ship Logo/R/]
--------------------------------------------------------------------------------
Vanguard Money Market Funds
Prospectus

--------------------------------------------------------------------------------

   December 15, 2008

--------------------------------------------------------------------------------


Investor Shares for Participants

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

Vanguard Admiral(TM) Treasury Money Market Fund














This prospectus contains financial data for the Funds through the fiscal year ended August 31, 2008.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents


--------------------------------------------------------------------------------------
Vanguard Fund Profiles            1       Financial Highlights                    26
--------------------------------------------------------------------------------------
 Prime Money Market Fund          1       Investing With Vanguard                 31
--------------------------------------------------------------------------------------
 Federal Money Market Fund        5       Accessing Fund Information by Computer  33
--------------------------------------------------------------------------------------
 Treasury Money Market Fund       9       Glossary of Investment Terms            34
--------------------------------------------------------------------------------------
 Admiral Treasury Money Market   13
 Fund
--------------------------------------------------------------------------------------
More on the Funds                17
--------------------------------------------------------------------------------------
 The Funds and Vanguard          22
--------------------------------------------------------------------------------------
 Investment Advisor              23
--------------------------------------------------------------------------------------
 Dividends and Taxes             24
--------------------------------------------------------------------------------------
 Share Price                     24
--------------------------------------------------------------------------------------



Why Reading This Prospectus Is Important
This prospectus explains the investment objective, policies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Funds' Investor Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 800-662-7447.

FUND PROFILE--VANGUARD PRIME MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, and other money market securities. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


.. Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund, because it invests primarily in securities that are considered to be of high quality.


.. Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities of companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund's Investor Shares compare with those of a relevant market index and the average money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns--Investor Shares/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.38%
1999            5.01
2000            6.29
2001            4.17
2002            1.65
2003            0.90
2004            1.11
2005            3.01
2006            4.88
2007            5.14
-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 2.12%.


During the periods shown in the bar chart, the highest return for a calendar quarter was 1.61% (quarter ended September 30, 2000), and the lowest return for a quarter was 0.19% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                      1 Year     5 Years    10 Years
------------------------------------------------------------------------------------
Vanguard Prime Money Market Fund Investor Shares       5.14%       2.99%       3.74%
------------------------------------------------------------------------------------
Comparative Benchmarks
------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index             4.74%       2.95%       3.62%
(reflects no deduction for fees or expenses)
------------------------------------------------------------------------------------
Average Money Market Fund/1/                           4.49        2.41        3.14
------------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended
August 31, 2008.



Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------
Purchase Fee                                                   None
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends            None
-------------------------------------------------------------------------
Redemption Fee                                                 None
-------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------
Management Expenses                                            0.25%
-------------------------------------------------------------------------
12b-1 Distribution Fee                                         None
-------------------------------------------------------------------------
Other Expenses                                                 0.03%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                        0.28%
-------------------------------------------------------------------------
1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$29           $90           $157          $356
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-----------------------------------------------------------------------------------------------
Net Assets (all share classes)     $106.3 billion
-----------------------------------------------------------------------------------------------
Investment Advisor                 The Vanguard Group, Inc., Valley Forge, Pa., since 1981
-----------------------------------------------------------------------------------------------
Dividends                          Declared daily and distributed on the first business day of each month
-----------------------------------------------------------------------------------------------
Inception Date                     June 4, 1975
-----------------------------------------------------------------------------------------------
Newspaper Abbreviation             VangPr
-----------------------------------------------------------------------------------------------
Vanguard Fund Number               30
-----------------------------------------------------------------------------------------------
CUSIP Number                       922906201
-----------------------------------------------------------------------------------------------
Ticker Symbol                      VMMXX
-----------------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD FEDERAL MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests primarily in high-quality, short-term money market instruments. At least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities. Although these securities are high-quality, most of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


.. Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund, because it invests primarily in securities that are considered to be of high quality.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and the average government money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.31%
1999            4.94
2000            6.19
2001            4.22
2002            1.64
2003            0.89
2004            1.08
2005            2.96
2006            4.81
2007            5.07
-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 2.00%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.59% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.18% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                  1 Year      5 Years    10 Years
Vanguard Federal Money Market Fund                5.07%       2.95%      3.70%
---------------------------------------------------------------------------------
Comparative Benchmarks
---------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index        4.74%       2.95%      3.62%
(reflects no deduction for fees or expenses)
---------------------------------------------------------------------------------
Average Government Money Market Fund/1/           4.41        2.42       3.17
---------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended August 31, 2008.



Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------
Purchase Fee                                                   None
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends            None
-------------------------------------------------------------------------
Redemption Fee                                                 None
-------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------
Management Expenses                                            0.25%
-------------------------------------------------------------------------
12b-1 Distribution Fee                                         None
-------------------------------------------------------------------------
Other Expenses                                                 0.03%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                        0.28%
-------------------------------------------------------------------------
1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$29           $90           $157          $356
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
---------------------------------------------------------------------------------------
Net Assets                 $9.0 billion
---------------------------------------------------------------------------------------
Investment Advisor         The Vanguard Group, Inc., Valley Forge, Pa., since inception
---------------------------------------------------------------------------------------
Dividends                  Declared daily and distributed on the first business day of each month
---------------------------------------------------------------------------------------
Inception Date             July 13, 1981
---------------------------------------------------------------------------------------
Newspaper Abbreviation     VangFdl
---------------------------------------------------------------------------------------
Vanguard Fund Number       33
---------------------------------------------------------------------------------------
CUSIP Number               922906300
---------------------------------------------------------------------------------------
Ticker Symbol              VMFXX
---------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD TREASURY MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the average U.S. Treasury money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.00%
1999            4.55
2000            5.80
2001            3.99
2002            1.51
2003            0.82
2004            1.00
2005            2.77
2006            4.55
2007            4.65
-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 1.66%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.17% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                        1 Year        5 Years    10 Years
Vanguard Treasury Money Market Fund                     4.65%         2.74%      3.45%
-----------------------------------------------------------------------------------------
Comparative Benchmarks
-----------------------------------------------------------------------------------------
iMoneyNet Money Fund Report's Average 100%              3.99%         2.26%      3.02%
Treasury Fund
-----------------------------------------------------------------------------------------
Average U.S. Treasury Money Market Fund/1/              4.09          2.30       3.02
-----------------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended August 31, 2008.



Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------
Purchase Fee                                                   None
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends            None
-------------------------------------------------------------------------
Redemption Fee                                                 None
-------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------
Management Expenses                                            0.25%
-------------------------------------------------------------------------
12b-1 Distribution Fee                                         None
-------------------------------------------------------------------------
Other Expenses                                                 0.03%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                        0.28%
-------------------------------------------------------------------------
1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$29           $90           $157          $356
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-----------------------------------------------------------------------------------------------
Net Assets (all share classes)     $6.9 billion
-----------------------------------------------------------------------------------------------
Investment Advisor                 The Vanguard Group, Inc., Valley Forge, Pa., since inception
-----------------------------------------------------------------------------------------------
Dividends                          Declared daily and distributed on the first business day of each month
-----------------------------------------------------------------------------------------------
Inception Date                     March 9, 1983
-----------------------------------------------------------------------------------------------
Newspaper Abbreviation             VangTrsy
-----------------------------------------------------------------------------------------------
Vanguard Fund Number               50
-----------------------------------------------------------------------------------------------
CUSIP Number                       921948105
-----------------------------------------------------------------------------------------------
Ticker Symbol                      VMPXX
-----------------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD ADMIRAL TREASURY
MONEY MARKET FUND


Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.


Primary Investment Policies

The Fund invests solely in high-quality, short-term money market securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Fund's assets will always be invested in U.S. Treasury securities; the remainder of the assets may be invested in securities issued by U.S. governmental agencies. The Fund maintains a dollar-weighted average maturity of 90 days or less. For more information, please see More on the Funds.



Primary Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund's performance could be hurt by:

.. Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.

.. Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Performance/Risk Information
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the average U.S. Treasury money market fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.


Annual Total Returns/1/
-------------------------------------------------------------------------------
[Bar Chart Range: 15% to -10%]
1998            5.18%
1999            4.74
2000            5.99
2001            4.16
2002            1.69
2003            0.99
2004            1.18
2005            2.94
2006            4.71
2007            4.78
-------------------------------------------------------------------------------
1 The year-to-date return as of the most recent calendar quarter, which ended
 September 30, 2008, was 1.77%.



During the periods shown in the bar chart, the highest return for a calendar quarter was 1.56% (quarter ended December 31, 2000), and the lowest return for a quarter was 0.21% (quarter ended March 31, 2004).



Average Annual Total Returns for Periods Ended December 31, 2007
                                                        1 Year       5 Years    10 Years
Vanguard Admiral Treasury Money Market Fund             4.78%        2.91%      3.62%
----------------------------------------------------------------------------------------
Comparative Benchmarks
----------------------------------------------------------------------------------------
iMoneyNet Money Fund Report's Average 100%              3.99%        2.26%      3.02%
Treasury Fund
----------------------------------------------------------------------------------------
Average U.S. Treasury Money Market Fund/1/              4.09         2.30       3.02
----------------------------------------------------------------------------------------
1 Derived from data provided by Lipper Inc.



If you would like to know the current annualized 7-day SEC yield for the Fund, please visit our website at www.vanguard.com or call Vanguard's Investor Information Department at 800-662-7447 (SHIP).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. As is the case with all mutual funds, transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. However, these costs are reflected in the investment performance figures included in this prospectus. The expenses shown in the following table are based on those incurred in the fiscal year ended August 31, 2008.



Shareholder Fees
(Fees paid directly from your investment)
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                       None
-------------------------------------------------------------------------
Purchase Fee                                                   None
-------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends            None
-------------------------------------------------------------------------
Redemption Fee                                                 None
-------------------------------------------------------------------------


Annual Fund Operating Expenses
(Expenses deducted from the Fund's assets)
-------------------------------------------------------------------------
Management Expenses                                            0.11%
-------------------------------------------------------------------------
12b-1 Distribution Fee                                         None
-------------------------------------------------------------------------
Other Expenses                                                 0.04%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses/1/                        0.15%
-------------------------------------------------------------------------
1 The Total Annual Fund Operating Expenses have been restated to reflect expenses being deducted from current Fund assets, which include expenses related to the Fund's participation in the Treasury Money Market Guarantee
 Program.



The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------
$15           $48           $85           $192
--------------------------------------------------------



This example should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

Additional Information
As of August 31, 2008
-----------------------------------------------------------------------------------------------
Net Assets (all share classes)     $23.3 billion
-----------------------------------------------------------------------------------------------
Investment Advisor                 The Vanguard Group, Inc., Valley Forge, Pa., since inception
-----------------------------------------------------------------------------------------------
Dividends                          Declared daily and distributed on the first business day of each month
-----------------------------------------------------------------------------------------------
Inception Date                     December 14, 1992
-----------------------------------------------------------------------------------------------
Newspaper Abbreviation             VangAdmUST
-----------------------------------------------------------------------------------------------
Vanguard Fund Number               11
-----------------------------------------------------------------------------------------------
CUSIP Number                       921932109
-----------------------------------------------------------------------------------------------
Ticker Symbol                      VUSXX
-----------------------------------------------------------------------------------------------

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

The following sections explain the investment policies that each Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment policies in the interest of shareholders without a shareholder vote, unless those policies are designated as fundamental. The Federal Money Market Fund's policy of investing at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities and the Treasury and Admiral Treasury Money Market Funds' policies of investing at least 80% of their assets in U.S. Treasury securities may be changed only upon 60 days' notice to shareholders.


Market Exposure
Each Fund's primary policy is to invest in very high-quality money market instruments. Also known as cash investments, these instruments are considered short-term (that is, they usually mature in 397 days or less). Each Fund maintains a dollar-weighted average maturity of 90 days or less. Vanguard Prime Money Market Fund invests more than 25% of its assets in money market instruments issued by financial services companies.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT MONEY MARKET INSTRUMENTS

 The term "money market instruments" refers to a variety of short-term, liquid investments, usually with maturities of 397 days or less. Some common types are Treasury bills and notes, which are securities issued by the U.S. government; commercial paper, which are promissory notes issued by large companies or financial firms; banker's acceptances, which are credit instruments guaranteed by banks; and negotiable certificates of deposit, which are issued by banks in large denominations. Money market securities can pay fixed, variable, or floating rates of interest.
--------------------------------------------------------------------------------

[FLAG]
Each Fund is subject to income risk, which is the chance that the Fund's income will decline because of falling interest rates. A fund's income declines when interest rates fall because the fund then must invest in lower-yielding instruments. Because each Fund's income is based on short-term interest rates--which can fluctuate significantly over short periods--income risk is expected to be high.


Security Selection
The Vanguard Group, Inc. (Vanguard), advisor to the Funds, selects high-quality money market instruments. Each Fund focuses on securities of a particular class of issuer (the U.S. government, U.S. governmental agencies, or nongovernmental issuers).


[FLAG]
Each Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

The Funds are generally managed without regard to tax ramifications.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT CREDIT QUALITY

 A money market instrument's credit-quality rating is an assessment of the issuer's ability to pay interest and, ultimately, to repay the principal. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance--in the rating agency's opinion--that the issuer will default, or fail to meet its payment obligations. Direct U.S. Treasury obligations, along with other securities backed by the "full faith and credit" of the U.S. government, carry the highest credit ratings. All things being equal, money market instruments with greater credit risk offer higher yields.
--------------------------------------------------------------------------------


The Prime Money Market Fund invests in commercial paper, U.S. Treasury and agency securities, certificates of deposit, banker's acceptances, and other money market securities. Commercial paper must be rated at least Prime-1 by Moody's Investors Service, Inc., or A-1 by Standard & Poor's. Securities that are unrated must be issued by a company with a debt rating of A3 or better by Moody's or A- or better by Standard & Poor's. The Prime Money Market Fund also invests in short-term corporate, state, and municipal obligations rated A3 or better by Moody's or A- or better by Standard & Poor's, as well as in securities that are considered suitable for the Federal Money Market Fund.

[FLAG]
The Prime Money Market Fund is subject to industry concentration risk, which is the chance that the Fund's performance will be significantly affected, for better or for worse, by developments in the financial services industry.

More than 25% of the Fund's assets are invested in instruments issued by financial services companies, such as banks, insurance companies, real estate-related companies, securities firms, leasing companies, and other companies principally engaged in providing financial services to consumers and industry. These investments include, among others, bank obligations, high-quality asset-backed securities, and securities issued by the automobile finance industry. Changes in economic, regulatory, and political conditions that affect financial services companies could have a significant effect on the Fund. These conditions include changes in interest rates and defaults in payments by borrowers.

The Fund may also invest in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations will not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Fund's advisor selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

The Federal Money Market Fund invests in securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S.Treasury nor backed by the full faith and credit of the U.S. government. These agencies and instrumentalities include, among others, the Federal Home Loan Banks, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation. The Fund also may invest in securities issued by U.S. governmental agencies and instrumentalities and backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (GNMA).

The Treasury and Admiral Treasury Money Market Funds invest solely in securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. At least 80% of the Funds' assets will always be invested in U.S. Treasury securities. The remainder of the Funds' assets may include securities issued by U.S. governmental agencies such as the GNMA, the Small Business Administration, and the Federal Financing Bank.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT U.S. GOVERNMENT-SPONSORED ENTITIES

 A variety of U.S. government-sponsored entities (GSEs), such as the Federal Home Loan Mortgage Corporation (FHLMC), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Banks (FHLBs), issue debt and mortgage-backed securities. Although GSEs may be chartered or sponsored by acts of Congress, they are not funded by congressional appropriations. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide them with capital in exchange for senior preferred stock. Generally, their securities are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. In most cases, these securities are supported only by the credit of the GSE, standing alone. In some cases, a
 GSE's securities may be supported by the ability of the GSE to borrow from the Treasury, or may be supported by the U.S. government in some other way. Securities issued by the Government National Mortgage Association (GNMA), however, are backed by the full faith and credit of the U.S. government.
--------------------------------------------------------------------------------



[FLAG]
Each Fund is subject, to a limited extent, to credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The four Funds differ mainly in terms of credit risk. In absolute terms, each Fund's credit quality is very high.

In relative terms, the Treasury and Admiral Treasury Money Market Funds, which invest in securities backed by the full faith and credit of the U.S. government, offer the lowest credit risk--and generally the lowest yields--of the four Funds.

Because many of the securities included in the Federal Money Market Fund are not backed by the full faith and credit of the U.S. government, the potential credit risk and yield for the Fund are somewhat higher than for the Treasury and Admiral Treasury Money Market Funds.

Although the credit quality of its securities is very high, the Prime Money Market Fund faces more risk because it invests in money market securities issued by private companies. It is possible that one or more of these companies may experience financial difficulties and, as a result, may fail to pay interest to the Fund or to return the Fund's principal when repayment is due. Therefore, the Prime Money Market Fund offers the highest credit risk--and generally the highest yield--of the four Funds.

Bear in mind that, although each Fund invests in high-quality money market instruments, the four Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other agency of the U.S. government.


[FLAG]
The Prime and Federal Money Market Funds reserve the right to invest in repurchase agreements, which are subject to specific risks.

--------------------------------------------------------------------------------
 Plain Talk About Repurchase Agreements

 Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells government securities and agrees to repurchase the securities on a specific date (normally the next business day) at a specific price.
--------------------------------------------------------------------------------


Repurchase agreements carry several risks. For instance, if the seller is unable to repurchase the securities as promised, a Fund may experience a loss when trying to sell the securities to another buyer. Also, if the seller becomes insolvent, a bankruptcy court may determine that the securities do not belong to the Fund and order that the securities be used to pay off the seller's debts. The Funds' advisor believes that these risks can be controlled through careful security and counterparty selection and monitoring.


[FLAG]
Each Fund reserves the right to invest, to a limited extent, in adjustable-rate securities, which are types of derivatives.

--------------------------------------------------------------------------------
 Plain Talk About Derivatives

 A derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a money market benchmark (such as U.S. Treasury bill rates or the federal funds effective rate), a physical asset (such as gold), or a market index (such as the S&P
 500 Index).
--------------------------------------------------------------------------------


An adjustable-rate security's interest rate, as the name implies, is not set; instead, it fluctuates periodically. Generally, the security's yield is based on a U.S. dollar-based interest-rate benchmark such as the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). These securities reset their yields on a periodic basis (for example, daily, weekly, or quarterly) or upon the change in the benchmark interest rate. These yields are closely correlated to changes in money market interest rates.

The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

In addition, each Fund, except the Admiral Treasury Money Market Fund, may invest up to 10% of its net assets in illiquid securities. These are securities that a Fund may not be able to sell in the ordinary course of business.


Cash Management
Each Fund's daily cash balance may be invested in one or more Vanguard CMT Funds, which are very low-cost money market funds. When investing in a Vanguard CMT Fund, each Fund bears its proportionate share of the at-cost expenses of the CMT Fund in which it invests.


Frequent Trading or Market-Timing
Vanguard anticipates that shareholders will purchase and sell shares of money market funds frequently because these funds are designed to offer investors a liquid investment. For this reason, the board of trustees of each Fund has determined that it is not necessary to adopt policies and procedures designed to detect and deter frequent trading and market-timing in the money market fund shares. For information on frequent-trading limits of other Vanguard funds, please see the appropriate fund's prospectus.

--------------------------------------------------------------------------------
 Plain Talk About Costs of Investing

 Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 37 investment companies with more than 150 funds holding assets in excess of $1.2 trillion. All of the funds that are members of The Vanguard Group share in the expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund (or in the case of a fund with multiple share classes, each share class of the fund) pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
 PLAIN TALK ABOUT VANGUARD'S UNIQUE CORPORATE STRUCTURE

 The Vanguard Group is truly a mutual mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by management companies that may be owned by one person, by a private group of individuals, or by public investors who own the management company's stock. The management fees charged by these companies include a profit component over and above the companies' cost of providing services. By contrast, Vanguard provides services to its member funds on an at-cost basis, with no profit component, which helps to keep the funds' expenses low.
--------------------------------------------------------------------------------



INVESTMENT ADVISOR


The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, which began operations in 1975, serves as advisor to the Funds through its Fixed Income Group. As of August 31, 2008, Vanguard served as advisor for approximately $1 trillion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

For the fiscal year ended August 31, 2008, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.

For a discussion of why the board of trustees approved each Fund's investment advisory arrangement, see the most recent annual report to shareholders covering the fiscal year ended August 31.

George U. Sauter, Chief Investment Officer and Managing Director of Vanguard. As Chief Investment Officer, he is responsible for the oversight of Vanguard's Quantitative Equity and Fixed Income Groups. The investments managed by these two groups include active quantitative equity funds, equity index funds, active bond funds, index bond funds, stable value portfolios, and money market funds. Since joining Vanguard in 1987, Mr. Sauter has been a key contributor to the development of Vanguard's stock indexing and active quantitative equity investment strategies. He received his A.B. in Economics from Dartmouth College and an M.B.A. in Finance from the University of Chicago.

Robert F. Auwaerter, Principal of Vanguard and head of Vanguard's Fixed Income Group. He has direct oversight responsibility for all money market funds, bond funds, and stable value portfolios managed by the Fixed Income Group. He has managed investment portfolios since 1978 and has been with Vanguard since 1981. He received his B.S. in Finance from The Wharton School of the University of Pennsylvania and an M.B.A. from Northwestern University.

The managers primarily responsible for the day-to-day management of the Funds are:

David R. Glocke, Principal of Vanguard. He has worked in investment management since 1991; has managed investment portfolios for Vanguard since 1997; and manages the Prime Money Market, Treasury Money Market, and Admiral Treasury Money Market Funds. Education: B.S., University of Wisconsin.

John C. Lanius, Portfolio Manager. Has been with Vanguard since 1996; has worked in investment management since 1997; and manages the Federal Money Market Fund.
Education: B.A., Middlebury College.


The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts under management, and ownership of securities in the Funds.



DIVIDENDS AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest less expenses). The Fund's income dividends accrue daily and are distributed on the first business day of every month.

Your distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.


SHARE PRICE

Share price, also known as net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. The NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the total assets, minus liabilities, of the Fund by the number of Fund shares outstanding. Each share class of the Prime Money Market Fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

The instruments held by a Vanguard money market fund are valued on the basis of amortized cost. The values of any mutual fund shares held by a fund are based on the NAVs of the shares. The values of any ETF or closed-end fund shares held by a fund are based on the market value of the shares.

Although the stable share price is not guaranteed, the NAV of Vanguard money market funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.

Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


Financial Highlights


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may obtain a free copy of the latest annual or semiannual report online at www.vanguard.com or by contacting Vanguard by telephone or mail.

--------------------------------------------------------------------------------
 Plain Talk About How to Read the Financial Highlights Table

 This explanation uses the Prime Money Market Fund's Investor Shares as an example. The Investor Shares began fiscal year 2008 with a net asset value (price) of $1.00 per share. During the year, each Investor Share earned $0.035 from investment income (interest). Shareholders received $0.035 per share in the form of dividend distributions.

 The earnings ($0.035 per share) minus the distributions ($0.035 per share) resulted in a share price of $1.00 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 3.60% for the year.

 As of August 31, 2008, the Investor Shares had approximately $92.5 billion in net assets. For the year, the expense ratio was 0.23% ($2.30 per $1,000 of net assets), and the net investment income amounted to 3.49% of average net assets.
--------------------------------------------------------------------------------



Prime Money Market Fund Investor Shares
                                                                                                       Year Ended August 31,
                                         ------------------------------------------------------------------------------------------
                                               2008              2007              2006              2005              2004
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $1.00             $1.00             $1.00             $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                         .035              .051              .043              .023              .008
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)         --                --                --                --                --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations              .035              .051              .043              .023              .008
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income         (.035)            (.051)            (.043)            (.023)            (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains       --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (.035)            (.051)            (.043)            (.023)            (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $1.00             $1.00             $1.00             $1.00             $1.00
===================================================================================================================================
Total Return                                  3.60%             5.23%             4.38%             2.31%             0.83%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)       $92,483           $84,052           $64,578           $46,454           $43,884
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net        0.23%             0.24%             0.29%             0.30%             0.30%
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                            3.49%             5.10%             4.33%             2.29%             0.82%
===================================================================================================================================

Federal Money Market Fund
                                                                                                       Year Ended August 31,
                                         ------------------------------------------------------------------------------------------
                                                   2008             2007             2006             2005             2004
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00            $1.00             $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                             .034             .051              .042             .022             .008
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)             --               --                --               --               --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  .034             .051              .042             .022             .008
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income             (.034)           (.051)            (.042)           (.022)           (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains           --               --               --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.034)           (.051)            (.042)           (.022)           (.008)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $1.00            $1.00             $1.00            $1.00            $1.00
===================================================================================================================================
Total Return                                      3.46%            5.17%             4.31%            2.26%            0.82%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)            $8,982           $7,672            $6,360           $5,507           $5,575
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net            0.23%            0.24%             0.29%            0.30%            0.30%
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to
Average Net Assets                                3.33%            5.05%             4.25%            2.23%            0.81%
===================================================================================================================================

Treasury Money Market Fund
                                                                                                       Year Ended August 31,
                                              -------------------------------------------------------------------------------------
                                                   2008             2007             2006             2005             2004
                                              -------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $1.00             $1.00            $1.00            $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                             .029              .048             .040             .021             .007
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)             --                --               --               --               --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  .029              .048             .040             .021             .007
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income             (.029)            (.048)           (.040)           (.021)           (.007)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains           --                --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (.029)            (.048)           (.040)           (.021)           (.007)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $1.00             $1.00            $1.00            $1.00            $1.00
===================================================================================================================================
Total Return                                      2.94%             4.88%            4.06%            2.12%            0.74%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)            $6,888            $5,891           $5,223           $4,558           $4,628
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average Net            0.23%             0.24%            0.29%            0.30%            0.30%
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average         2.84%             4.76%            4.01%            2.10%            0.73%
Net Assets
===================================================================================================================================


Admiral Treasury Money Market Fund
                                                                                            Year Ended August 31,
                        -----------------------------------------------------------------------------------------------------------
                                                    2008          2007          2006          2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $1.00         $1.00         $1.00         $1.00         $1.00
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                              .030          .049          .041          .023          .009
-----------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)              --            --            --            --            --
on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   .030          .049          .041          .023          .009
-----------------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income              (.030)        (.049)        (.041)        (.023)        (.009)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from Realized Capital Gains            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (.030)        (.049)        (.041)        (.023)        (.009)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $1.00         $1.00         $1.00         $1.00         $1.00
===================================================================================================================================
Total Return                                       3.08%         5.02%         4.22%         2.29%         0.91%
===================================================================================================================================
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (Millions)            $23,289       $20,064       $15,982       $13,838       $13,270
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Total Expenses to Average                 0.10%         0.10%         0.13%         0.13%         0.13%
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income to Average          2.98%         4.90%         4.15%         2.27%         0.91%
Net Assets
===================================================================================================================================


INVESTING WITH VANGUARD

One or more of the Funds are investment options in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.


.. If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard Participant Services, toll-free, at 800-523-1188.


.. If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

.. Be sure to carefully read each topic that pertains to your transactions with Vanguard.


Vanguard reserves the right to change its policies without prior notice to shareholders.



Investment Options and Allocations
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.


Transactions
Contribution, exchange, or redemption requests must be in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.


In all cases, your transaction will be based on the next-determined NAV of the Fund's Investor Shares after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m., Eastern time), you will receive that day's NAV. This is known as your trade date. NAVs are calculated only on days the NYSE is open for trading.

You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.

Frequent Trading
The exchange privilege (your ability to simultaneously redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can disrupt the management of the Vanguard funds and increase their transaction costs, Vanguard places certain limits on the exchange privilege.

If you are exchanging out of any Vanguard fund (other than money market funds and short-term bond funds), you must wait 60 days before exchanging back into the fund. This policy applies, regardless of the dollar amount. Please note that the 60-day clock restarts after every exchange out of the fund.

The frequent-trading policy does not apply to the following: exchange requests submitted by mail to Vanguard (exchange requests submitted by fax are not mail requests and remain subject to the policy); exchanges of shares purchased with participant payroll or employer contributions or loan repayments; exchanges of shares purchased with reinvested dividend or capital gains distributions; distributions, loans, and in-service withdrawals from a plan; redemptions of shares as part of a plan termination or at the direction of the plan; redemptions of shares to pay fund or account fees; share or asset transfers or rollovers; re-registrations of shares within the same fund; conversions of shares from one share class to another in the same fund; and automated transactions executed during the first six months of a participant's enrollment in the Vanguard Managed Account Program.


Before making an exchange to or from another fund available in your plan, consider the following:

.. Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.


.. Be sure to read the Fund's prospectus. Contact Vanguard Participant Services, toll-free, at 800-523-1188 for a copy.


.. Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on other exchange policies that apply to your plan.

No cancellations. Vanguard will not accept your request to cancel any transaction request once processing has begun. Please be careful when placing a transaction request.


Proof of a caller's authority. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account. Before we allow a caller to act on an account, we may request the following information:

.. Authorization to act on the account (as the account owner or by legal documentation or other means).

.. Account registration and address.

.. Fund name and account number, if applicable.

.. Other information relating to the caller, the account holder, or the account.


Uncashed Checks
Vanguard will not pay interest on uncashed checks.



Portfolio Holdings
Please consult the Funds' Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Funds' portfolio holdings.


ACCESSING FUND INFORMATION BY COMPUTER


Vanguard on the World Wide Web WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.









Standard & Poor's/(R)/ and S&P 500/(R)/ are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

GLOSSARY OF INVESTMENT TERMS


Dividend Distribution. Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


Expense Ratio. The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management expenses--such as advisory fees, account maintenance, reporting, accounting, legal, and other administrative expenses--and any 12b-1 distribution fees. It does not include the transaction costs of buying and selling portfolio securities.



Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund's investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.


Money Market Instruments. Short-term, liquid investments (usually with a maturity of 397 days or less) that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


Mutual Fund. An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


Principal. The face value of a debt instrument or the amount of money put into an investment.


Securities. Stocks, bonds, money market instruments, and interest in other investment vehicles.


Total Return. A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


Volatility. The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


Yield. Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                     [Vanguard Ship Logo /R/]
                                                     Institutional Division
                                                     P.O. Box 2900
                                                     Valley Forge, PA 19482-2900

CONNECT WITH VANGUARD/(R)/ > www.vanguard.com

For More Information
If you would like more information about Vanguard Money Market Funds, the following documents are available free upon request:

Annual/Semiannual Reports to Shareholders

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment policies that significantly affected the Funds' performance during their last fiscal year.


Statement of Additional Information (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.
To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please visit www.vanguard.com or contact us as follows:


The Vanguard Group
Participant Services
P.O. Box 2900
Valley Forge, PA 19482-2900
Telephone: 800-523-1188
Text telephone for people with hearing impairment: 800-749-7273


Information Provided by the Securities and Exchange Commission (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 202-551-8090. Reports and other information about the Funds are also available in the EDGAR database on the SEC's Internet site at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Funds' Investment Company Act file number: Prime and Federal Money Market Funds:
811-2554; Treasury Money Market Fund: 811-7803; Admiral Treasury Money Market
Fund: 811-7043

(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

I030 122008

                                     PART B

                        VANGUARD/(R)/ MONEY MARKET FUNDS
                             VANGUARD TREASURY FUND
                          VANGUARD ADMIRAL FUNDS/(R)/
               (INDIVIDUALLY, A TRUST; COLLECTIVELY, THE TRUSTS)

                      STATEMENT OF ADDITIONAL INFORMATION


                               DECEMBER 29, 2008


This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' current prospectuses (dated December 29, 2008). To obtain, without charge, the prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please contact Vanguard.

             PHONE: INVESTOR INFORMATION DEPARTMENT AT 800-662-7447
                          ONLINE: WWW.VANGUARD.COM



                               TABLE OF CONTENTS

DESCRIPTION OF THE TRUSTS...............................................B-1
INVESTMENT POLICIES.....................................................B-3
INVESTMENT LIMITATIONS..................................................B-9
SHARE PRICE.............................................................B-10
PURCHASE AND REDEMPTION OF SHARES.......................................B-11
MANAGEMENT OF THE FUNDS.................................................B-12
INVESTMENT ADVISORY SERVICES............................................B-24
PORTFOLIO TRANSACTIONS..................................................B-26
PROXY VOTING GUIDELINES ................................................B-27
FINANCIAL STATEMENTS....................................................B-32
DESCRIPTION OF BOND RATINGS.............................................B-32

                           DESCRIPTION OF THE TRUSTS


ORGANIZATION


Vanguard Money Market Reserves was organized as Whitehall Money Market Trust in 1974 and was reorganized as a Maryland corporation in 1985. It was then reorganized as a Delaware statutory trust in May 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Money Market Reserves, Inc. Vanguard Treasury Fund was organized as a Delaware statutory trust in August 1996. Prior to its organization as a Delaware statutory trust, the Trust was known as the U.S. Treasury Portfolio of Vanguard Money Market Reserves, Inc. Vanguard Admiral Funds was organized as a Maryland corporation in 1992 and was reorganized as a Delaware statutory trust in May 1998. Each Trust is registered with the United States Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trusts currently offer the following funds (and classes thereof):


                                                       Share Classes/1/
                                                       ----------------

Fund/2/                                             Investor    Institutional
--------                                            --------    -------------
VANGUARD MONEY MARKET RESERVES
Vanguard Prime Money Market Fund                      Yes           Yes
Vanguard Federal Money Market Fund                    Yes           No

VANGUARD TREASURY FUND
Vanguard Treasury Money Market Fund                   Yes           No

VANGUARD ADMIRAL FUNDS
Vanguard Admiral/(TM) /Treasury Money Market Fund     Yes           No
1 Individually, a class; collectively, the classes
2 Individually, a Fund; collectively, the Funds

 Each Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.



 Throughout this document, any references to "class" apply only to the extent a Fund issues multiple classes.


 Each Fund described in this Statement of Additional Information is a member fund. There are two types of Vanguard funds, member funds and non-member funds. Member funds jointly own The Vanguard Group, Inc. (Vanguard), contribute to Vanguard's capital, and receive services at cost from Vanguard pursuant to a Funds' Service Agreement. Non-member funds do not contribute to Vanguard's capital, but they do receive services pursuant to special services agreements. See "Management of the Funds" for more information.


SERVICE PROVIDERS


 CUSTODIAN. The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.



 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.


 TRANSFER AND DIVIDEND-PAYING AGENT. The Funds' transfer agent and dividend-paying agent is Vanguard, P.O. Box 2600, Valley Forge, PA 19482.


CHARACTERISTICS OF THE FUNDS' SHARES


 RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of a Fund's shares, other than those described in the Fund's current prospectus and elsewhere in this Statement of Additional Information or the possible future termination of the Fund or a share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.


 SHAREHOLDER LIABILITY. Each Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. This means that a shareholder of a Fund generally will not be personally liable for payment of the Fund's debts. Some state courts, however, may not apply Delaware law on this point. We believe that the possibility of such a situation arising is remote.



 DIVIDEND RIGHTS. The shareholders of each class of a Fund are entitled to receive any dividends or other distributions declared by the Fund for each such class. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of a particular class according to the number of shares of the class held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the net asset values of the different classes and differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (1) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; (2) the trustees determine that it is necessary or desirable to obtain a shareholder vote; (3) a merger or consolidation, share conversion, share exchange, or sale of assets is proposed and a shareholder vote is required by the 1940 Act to approve the transaction; or (4) a shareholder vote is required under the 1940 Act. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets, to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

 LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are allocated to that class. Shareholders may receive cash, securities, or a combination of the two.


 PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.


 CONVERSION RIGHTS. The Prime Money Market Fund shareholders may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. There are no conversion rights associated with the Federal Money Market, Treasury Money Market, and Admiral Treasury Money Market Funds.


 REDEMPTION PROVISIONS. Each Fund's redemption provisions are described in its current prospectus and elsewhere in this Statement of Additional Information.


 SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.


 CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.



TAX STATUS OF THE FUNDS


Each Fund expects to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.



                              INVESTMENT POLICIES


Some of the investment policies described below and in each Fund's prospectus set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.


 The following policies and explanations supplement each Fund's investment objective and policies set forth in the prospectus. With respect to the different investments discussed below, a Fund may acquire such investments to the extent consistent with its investment objective and policies.


 80% POLICY. Under normal circumstances, the Treasury Money Market Fund and the Admiral Treasury Money Market Fund will invest at least 80% of their assets in U.S. Treasury securities. The Federal Money Market Fund will invest at least 80% of its assets in high-quality, short-term instruments issued by the U.S. government and its agencies. In applying these 80% policies, each Fund's assets include its net assets and any borrowings for investment purposes.


 BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no-action letters, interpretations, and other pronouncements issued from time to time by the SEC and its staff or any other regulatory authority with jurisdiction. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or for other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.


 Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


 The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements; engaging in mortgage-dollar-roll transactions; selling securities short (other than short sales "against-the-box"); buying and selling certain derivatives (such as futures contracts); selling (or writing) put and call options; engaging in sale-buybacks; entering into firm-commitment and standby-commitment agreements; engaging in when-issued, delayed-delivery, or forward-commitment transactions; and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transactions can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) maintains an offsetting financial position; (2) segregates liquid assets (with such liquidity determined by the advisor in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction; or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, segregated assets may not be available to satisfy redemptions or for other purposes.


 DEBT SECURITIES. A debt security, sometimes called a fixed income security, is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws may result in the issuer's debt securities being cancelled without repayment, repaid only in part, or repaid in part or in whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.


DEBT SECURITIES -- COMMERCIAL PAPER. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs, is usually sold on a discount basis, and has a maturity at the time of issuance not exceeding nine months. Commercial paper rated A-1 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.



 Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangement between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master demand notes are direct lending arrangements between a lender and a borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with a fund's investment in variable amount master demand notes, Vanguard's investment management staff will monitor, on an ongoing basis, the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.


 DEBT SECURITIES -- U.S. GOVERNMENT SECURITIES. The term "U.S. Government Securities" refers to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.


 U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. government securities. In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.



 Some of the U.S. government agencies that issue or guarantee securities include the Government National Mortgage Association, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks and the Federal National Mortgage Association.


 DERIVATIVES. A derivative is a financial instrument that has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities, assets, or market indexes on which the derivatives are based. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. There is no assurance that any derivatives strategy used by a fund's advisor will succeed. The counterparties to the funds' derivatives will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such derivatives may qualify as securities or investments under such laws. The funds' advisors, however, will monitor and adjust, as appropriate, the funds' credit risk exposure to derivative counterparties.



 Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


 The use of derivatives generally involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.


 Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.


 Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.


 Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."



 Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.


 EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.


 Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issuers, most notably income risk (and to a lesser extent, credit risk, market risk, and liquidity risk). Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issuers in which a Vanguard fund invests, and will have at least the same financial strength as the domestic issuers approved for the fund.


 INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including, among other things, the requirement that: (1) no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is typically available from a bank for a comparable transaction; (2) no equity, taxable bond, or money market fund may loan money if the loan would cause its aggregate outstanding loans through the program to exceed 5%, 7.5%, or 10%, respectively, of its net assets at the time of the loan; and (3) a fund's interfund loans to any one fund shall not exceed 5% of the lending fund's net assets. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.


 OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under Section 12(d)(1) of the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as no investment represents more than 3% of the voting stock of an acquired investment company. In addition, no funds for which Vanguard acts as an advisor may, in the aggregate, own more than 10% of the voting stock of a closed-end investment company. The 1940 Act and related rules provide certain exemptions from these restrictions. If a fund invests in other investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the advisor), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-- counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.



 REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the investment advisor will monitor a fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The aggregate amount of any such agreements is not limited except to the extent required by law.


 The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


RESTRICTED AND ILLIQUID  SECURITIES.  Illiquid  securities  are securities  that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. A fund may experience difficulty valuing and selling illiquid securities and in some cases may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the 1933 Act); and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor's liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers, and dealers that trade in the security, and the availability of information about the security's issuer.



 SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who may need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the securities lent. Any gain or loss in the market price of the securities lent that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities lent, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation.


The terms and the structure of the loan arrangements, as well as the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit, or securities issued or guaranteed by the U.S. government having at all times not less than 100% of the value of the securities lent; (2) the borrower add to such collateral whenever the price of the securities lent rises (i.e., the borrower "marks-to-market" on a daily basis); (3) the loan be made subject to termination by the fund at any time; and
(4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the lent securities, and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The advisor will consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the SEC does not object if an investment company pays reasonable negotiated fees in connection with lent securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the lent securities, but if a fund has knowledge that a material event will occur affecting securities on loan, and in respect of which the holder of the securities will be entitled to vote or consent, the lender must be entitled to call the loaned securities in time to vote or consent.



 TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and that are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund that is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.


 TAX MATTERS -- FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund.


 TAX MATTERS --TAX CONSIDERATIONS FOR NON-U.S. INVESTORS. U.S. withholding and estate taxes may apply to any investments made by non-U.S. investors in Vanguard funds. The American Jobs Creation Act of 2004, as extended by the Emergency Economic Stabilization Act of 2008, provides relief from U.S. withholding tax for certain properly designated distributions made with respect to a fund's taxable year beginning prior to 2010, assuming the investor provides tax documentation certifying non-U.S. status. The relief does not by its terms apply to a fund's taxable year beginning in or after 2010 unless so extended by Congress. The 2008 Act also extends a partial exemption from U.S. estate tax for fund shares held by the estate of a non-U.S. decedent who dies before January 1, 2010.



 Please be aware that the U.S. tax information contained in this Statement of Additional Information is not intended or written to be used, and cannot be used, for the purpose of avoiding U.S. tax penalties.


 TEMPORARY INVESTMENTS. A fund may take temporary defensive positions that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse or unusual market, economic, political, or other conditions as determined by the advisor. Such positions could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive positions. In taking such positions, the fund may fail to achieve its investment objective.


 WHEN-ISSUED, DELAYED-DELIVERY, AND FORWARD-COMMITMENT TRANSACTIONS. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward-commitment transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed-delivery, and forward-commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the fund, if the fund covers the transaction in accordance with the requirements described under the heading "Borrowing."



                             INVESTMENT LIMITATIONS


Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) more than 50% of the Fund's net assets.


 BORROWING. Each Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets, and any borrowings by a Fund must comply with all applicable regulatory requirements. The Fund may borrow money through banks, reverse repurchase agreements (with the exception of the Admiral Treasury Money Market Fund), or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions.


 Each Fund may not borrow to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities. When borrowing exceeds 5% of the Fund's net assets, the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income.


 COMMODITIES. Each Fund may not invest in commodities or commodity contracts.


 DIVERSIFICATION. Each Fund may not purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States government, its agencies, or instrumentalities. A Fund may, however, invest in a single issuer as permitted by the SEC (which currently permits a money market fund to invest up to 25% of its total assets in the highest-quality securities of a single issuer for a period of up to three business days). Additionally, the Admiral Treasury Money Market Fund may not purchase more than 10% of the outstanding voting securities of any one issuer.

 ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 10% (any percentage for Admiral Treasury Money Market Fund) of its net assets would be invested in securities that are illiquid.


 INDUSTRY CONCENTRATION. Vanguard Prime Money Market Fund: The Fund may not purchase securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that: (1) the Fund will invest more than 25% of its total assets in the financial services industry; and
(2) the Fund may invest more than 25% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and in certificates of deposit or banker's acceptances of domestic institutions.


 All Funds except Vanguard Prime Money Market Fund: Each Fund may not invest more than 25% of its total assets in any one industry, provided that there is no limitation with respect to investments in U.S. Treasury bills, other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, or certificates of deposit or banker's acceptances of domestic institutions.


 INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.


 INVESTMENT OBJECTIVE. The investment objective of each Fund may not be materially changed without a shareholder vote.


 LOANS. Each Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest, or through Vanguard's interfund lending program. Each Fund may also enter into repurchase agreements and lend its portfolio securities. The Prime and Federal Money Market Funds may not enter into repurchase agreements if, as a result thereof, more than 10% of the net assets of the Fund (taken at current value) would be subject to repurchase agreements maturing in more than seven days.


 MARGIN. Each Fund may not purchase securities on margin or sell securities short.


 OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.


 PLEDGING ASSETS. Each Fund may pledge, mortgage, or hypothecate its assets in an amount up to 15% (10% for the Admiral Treasury Money Market Fund) of its net assets, but only to secure borrowings for temporary or emergency purposes.


 PUTS, CALLS, WARRANTS, SPREAD OPTIONS. Each Fund may not purchase or sell put or call options or combinations thereof. The Admiral Treasury Money Market Fund may not purchase or sell warrants. The Prime, Treasury, and Federal Money Market Funds may not purchase or sell straddle or spread options.


 REAL ESTATE. Each Fund may not invest directly in real estate. The Admiral Treasury Money Market Fund may not invest in real estate investment trust securities.


 SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.


 UNDERWRITING. Each Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.


 Compliance with the investment limitations set forth above is generally measured at the time the securities are purchased. Unless otherwise required by the 1940 Act, if a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction. All investment limitations must comply with applicable regulatory requirements. For more details, see "Investment Policies."


 None of these limitations prevents the Funds from having an ownership interest in Vanguard. As a part owner of Vanguard, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.


                                  SHARE PRICE


Multiple-class funds do not have a share price. Rather, each class has a share price, called its net asset value, or NAV, that is calculated each business day after the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share for the Prime Money Market Fund is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that class. NAV per share for the Federal, Treasury, and Admiral Treasury Money Market Funds is computed by dividing the total assets, minus liabilities, of the Fund by the numberof Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.


 The Exchange typically observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (Washington's Birthday), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


 The instruments held by the Funds are valued on the basis of amortized cost.


 It is the policy of the Vanguard money market funds to attempt to maintain a net asset value of $1 per share for sales and redemptions. The instruments held by a money market fund are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that the fund would receive if it sold the instrument. The Fund's holdings will be reviewed by the trustees, at such intervals as they may deem appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the trustees. If such deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. In the event the trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of fund instruments prior to maturity to realize capital gains or losses or to shorten average fund maturity; withholding dividends; making a special capital distribution; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations.


 The use of amortized cost and the maintenance of money market fund's net asset value at $1 is based on its election to operate under Rule 2a-7 under the 1940 Act. As a condition of operating under that rule, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities that are determined by methods approved by the trustees to present minimal credit risks and that are of high quality as determined by the requisite rating services, or in the case of an instrument not so rated, determined by methods approved by the trustees to be of comparable quality.



 Although the stable share price is not guaranteed, the NAV of Vanguard money markets funds is expected to remain at $1 per share. Instruments are purchased and managed with that goal in mind.


 Vanguard money market fund yields can be found weekly in the money market fund listings of most major newspapers, separate from the share price listings for other mutual funds.


                       PURCHASE AND REDEMPTION OF SHARES


 Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the SEC may permit.


 Each Fund has filed a notice of election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.


 If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.


 The Funds do not charge redemption fees, except for wire redemptions in amounts less than $5,000 (which generally will be subject to a charge of $5).

RIGHT TO CHANGE POLICIES


Vanguard reserves the right to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time without prior notice; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if Vanguard has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to Vanguard of the death of the shareholder until Vanguard receives required documentation in good order; (5) alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner's permission to do so, in cases of threatening conduct or suspicious, fraudulent, or illegal activity. Changes may affect any or all investors. These actions will be taken when, at the sole discretion of Vanguard management, we reasonably believe they are deemed to be in the best interest of a fund.



INVESTING WITH VANGUARD THROUGH OTHER FIRMS


Each Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, Authorized Agents). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. In most instances, a customer order that is properly transmitted to an Authorized Agent will be priced at the Fund's NAV next determined after the order is received by the Authorized Agent.


                            MANAGEMENT OF THE FUNDS


VANGUARD


Each Fund is part of the Vanguard group of investment companies, which consists of more than 150 funds. Through their jointly-owned subsidiary, Vanguard, the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.


 Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing, and custodian fees.


 The funds' officers are also officers and employees of Vanguard.


 Vanguard, Vanguard Marketing Corporation (VMC), the funds' advisors, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for most securities trades to ensure that there is no conflict with the trading activities of the funds. The Codes also limit the ability of Vanguard employees to engage in short-term trading of Vanguard funds.


 Vanguard was established and operates under an Amended and Restated Funds' Service Agreement. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each fund has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of August 31, 2008, the Funds had contributed $12,553,000 to Vanguard, which represented 0.01% of each Fund's net assets and was 12.55% of Vanguard's capitalization.



 MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.


 DISTRIBUTION. Vanguard Marketing Corporation, 400 Devon Park Drive A39, Wayne, PA 19087, a wholly-owned subsidiary of Vanguard, is the principal underwriter for the funds and in that capacity performs and finances marketing, promotional, and distribution activities (collectively, marketing and distribution activities) that are primarily intended to result in the sale of the funds' shares. VMC performs marketing and distribution activities at cost in accordance with the terms and conditions of a 1981 SEC exemptive order that permits the Vanguard funds to internalize and jointly finance the marketing, promotion, and distribution of their shares. Under the terms of the SEC order, the funds' trustees review and approve the marketing and distribution expenses incurred on their behalf, including the nature and cost of the activities and the desirability of each fund's continued participation in the joint arrangement.


 To ensure that each fund's participation in the joint arrangement falls within a reasonable range of fairness, each fund contributes to VMC's marketing and distribution expenses in accordance with an SEC-approved formula. Under that formula, one half of the marketing and distribution expenses are allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group; provided, however, that no fund's aggregate quarterly rate of contribution for marketing and distribution expenses shall exceed 125% of the average marketing and distribution expense rate for Vanguard, and that no fund shall incur annual marketing and distribution expenses in excess of 0.20 of 1% of its average month-end net assets. As of August 31, 2008, none of the Vanguard funds' allocated share of VMC's marketing and distribution expenses was greater than 0.03% of the fund's average month-end net assets. Each fund's contribution to these marketing and distribution expenses helps to maintain and enhance the attractiveness and viability of the Vanguard complex as a whole, which benefits all of the funds and their shareholders.



 VMC's principal marketing and distribution expenses are for advertising, promotional materials, and marketing personnel. Other marketing and distribution activities that VMC undertakes on behalf of the funds may include, but are not limited to:

- Conducting or publishing Vanguard-generated research and analysis concerning the funds, other investments, the financial markets, or the economy;

- Providing views, opinions, advice, or commentary concerning the funds, other investments, the financial markets, or the economy;

- Providing analytical, statistical, performance, or other information concerning the funds, other investments, the financial markets, or the economy;

- Providing administrative services in connection with investments in the funds or other investments, including, but not limited to, shareholder services, recordkeeping services, and educational services;

- Providing products or services that assist investors or financial service providers (as defined below) in the investment decision-making process;

- Providing promotional discounts, commission-free trading, fee waivers, and other benefits to clients of Vanguard Brokerage Services/(R)/ who maintain qualifying investments in the funds; and

- Sponsoring, jointly sponsoring, financially supporting, or participating in conferences, programs, seminars, presentations, meetings, or other events involving fund shareholders, financial service providers, or others concerning the funds, other investments, the financial markets, or the economy, such as industry conferences, prospecting trips, due diligence visits, training or education meetings, and sales presentations.


 VMC performs most marketing and distribution activities itself. Some activities may be conducted by third parties pursuant to shared marketing arrangements under which VMC agrees to share the costs and performance of marketing and distribution activities in concert with a financial service provider. Financial service providers include, but are not limited to, investment advisors, broker-dealers, financial planners, financial consultants, banks, and insurance companies. Under these cost- and performance-sharing arrangements, VMC may pay or reimburse a financial service provider (or a third party it retains) for marketing and distribution activities that VMC would otherwise perform. VMC's cost- and performance-sharing arrangements may be established in connection with Vanguard investment products or services offered or provided to or through the financial service providers. VMC's arrangements for shared marketing and distribution activities may vary among financial service providers, and its payments or reimbursements to financial service providers in connection with shared marketing and distribution activities may be significant. VMC does not participate in the offshore arrangement Vanguard has established for qualifying Vanguard funds to be distributed in certain foreign countries on a private-placement basis to government-sponsored and other institutional investors through a third-party "asesor de inversiones" (investment advisor), which includes incentive-based remuneration.


 In connection with its marketing and distribution activities, VMC may give financial service providers (or their representatives): (1) promotional items of nominal value that display Vanguard's logo, such as golf balls, shirts, towels, pens, and mouse pads; (2) gifts that do not exceed $100 per person annually and are not preconditioned on achievement of a sales target; (3) an occasional meal, a ticket to a sporting event or the theater, or comparable entertainment that is neither so frequent nor so extensive as to raise any question of propriety and is not preconditioned on achievement of a sales target; and (4) reasonable travel and lodging accommodations to facilitate participation in marketing and distribution activities.


 VMC, as a matter of policy, does not pay asset-based fees, sales-based fees, or account-based fees to financial service providers in connection with its marketing and distribution activities for the Vanguard funds. VMC policy also prohibits marketing and distribution activities that are intended, designed, or likely to compromise suitability determinations by, or the fulfillment of any fiduciary duties or other obligations that apply to, financial service providers. Nonetheless, VMC's marketing and distribution activities are primarily intended to result in the sale of the funds' shares, and, as such, its activities, including shared marketing and distribution activities, may influence participating financial service providers (or their representatives) to recommend, promote, include, or invest in a Vanguard fund or share class. In addition, Vanguard or any of its subsidiaries may retain a financial service provider to provide consulting or other services, and that financial service provider also may provide services to investors. Investors should consider the possibility that any of these activities or relationships may influence a financial service provider's (or its representatives') decision to recommend, promote, include, or invest in a Vanguard fund or share class. Each financial service provider should consider its suitability determinations, fiduciary duties, and other legal obligations (or those of its representatives) in connection with any decision to consider, recommend, promote, include, or invest in a Vanguard fund or share class.


 The following table describes the expenses of Vanguard and VMC that are shared by the funds on an at-cost basis under the terms of two SEC exemptive orders. Amounts captioned "Management and Administrative Expenses" include a fund's allocated share of expenses associated with the management, administrative, and transfer agency services Vanguard provides to the funds. Amounts captioned "Marketing and Distribution Expenses" include a fund's allocated share of expenses associated with the marketing and distribution activities that VMC conducts on behalf of the Vanguard funds.


 As is the case with all mutual funds, transaction costs incurred by the Funds for buying and selling securities are not reflected in the table. Annual Shared Fund Operating Expenses are based on expenses incurred in the fiscal years ended August 31, 2006, 2007, and 2008, and are presented as a percentage of each Fund's average month-end net assets.






                    ANNUAL SHARED FUND OPERATING EXPENSES
                 (SHARED EXPENSES DEDUCTED FROM FUND ASSETS)
                 -------------------------------------------
FUND                                           2006              2007              2008
----                                           ----              ----              ----
PRIME MONEY MARKET FUND
Management and Administrative Expenses:       0.24%             0.21%              0.18%
Marketing and Distribution Expenses:          0.03              0.03               0.03
FEDERAL MONEY MARKET FUND
Management and Administrative Expenses:       0.26%             0.21%              0.20%
Marketing and Distribution Expenses:          0.03              0.03               0.03
TREASURY MONEY MARKET FUND
Management and Administrative Expenses:       0.26%             0.21%              0.20%
Marketing and Distribution Expenses:          0.03              0.03               0.03
ADMIRAL TREASURY MONEY MARKET FUND
Management and Administrative Expenses:       0.10%             0.07%              0.07%
Marketing and Distribution Expenses:          0.03              0.03               0.03




OFFICERS AND TRUSTEES


Each Fund is governed by the board of trustees to the Trust and a single set of officers. The officers manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds; select investment advisors; monitor fund operations, performance, and costs; nominate and select new trustees;

and elect fund officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trusts' organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of Vanguard.


 The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


                                                                                                                         NUMBER OF
                                            VANGUARD                                                                VANGUARD FUNDS
                         POSITION(S)        FUNDS' TRUSTEE/ PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS         OVERSEEN BY
NAME, YEAR OF BIRTH      HELD WITH FUNDS    OFFICER SINCE   AND OUTSIDE DIRECTORSHIPS                              TRUSTEE/OFFICER
-------------------      ---------------    --------------  --------------------------                             ---------------
INTERESTED TRUSTEE
John J. Brennan/1/       Chairman of the    May 1987        Chairman of the Board and Director (Trustee) of                    155
(1954)                   Board and Trustee                  Vanguard and of each of the investment companies
                                                            served by Vanguard; Chief Executive Officer and
                                                            President of Vanguard (1996-2008).
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Charles D. Ellis         Trustee            January 2001    Applecore Partners (pro bono ventures in education);               155
(1937)                                                      Senior Advisor to Greenwich Associates (international
                                                            business strategy consulting); Successor Trustee of
                                                            Yale University; Overseer of the Stern School of
                                                            Business at New York University; Trustee of
                                                            the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood      Trustee            January 2008    Retired Executive Chief Staff and Marketing Officer for            155
(1948)                                                      North America and Corporate Vice President of Xerox
                                                            Corporation (photocopiers and printers); Director of
                                                            SPX Corporation (multi-industry manufacturing), of the
                                                            United Way of Rochester, and of the Boy Scouts
                                                            of America.

Rajiv L. Gupta           Trustee            December 2001   Chairman, President, and Chief Executive Officer of                155
(1945)                                                      Rohm and Haas Co. (chemicals); Board Member of the
                                                            American Chemistry Council; Director of Tyco
                                                            International, Ltd. (diversified manufacturing and
                                                            services) since 2005.

Amy Gutmann              Trustee            June 2006       President of the University of Pennsylvania; Professor             155
(1949)                                                      in the School of Arts and Sciences, Annenberg School
                                                            for Communication, and Graduate School of Education
                                                            of the University of Pennsylvania; Director of Carnegie
                                                            Corporation of New York since 2005, and of Schuylkill
                                                            River Development Corporation and Greater
                                                            Philadelphia Chamber of Commerce; Trustee of the
                                                            National Constitution Center since 2007.


                                                                                                                         NUMBER OF
                                            VANGUARD                                                                VANGUARD FUNDS
                         POSITION(S)        FUNDS' TRUSTEE/ PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS         OVERSEEN BY
NAME, YEAR OF BIRTH      HELD WITH FUNDS    OFFICER SINCE   AND OUTSIDE DIRECTORSHIPS                              TRUSTEE/OFFICER
-------------------      ---------------    --------------  --------------------------                             ---------------


JoAnn Heffernan Heisen   Trustee            July 1998       Retired Corporate Vice President, Chief Global Diversity           155
(1950)                                                      Officer, and Member of the Executive Committee of
                                                            Johnson & Johnson (pharmaceuticals/consumer
                                                            products);  Vice President and Chief Information Officer
                                                            (1997-2005)of Johnson & Johnson; Director of the
                                                            University Medical Center at Princeton and Women's
                                                            Research and Education Institute.

Andre F. Perold          Trustee            December 2004   George Gund Professor of Finance and Banking,                      155
(1952)                                                      Harvard Business School; Senior Associate Dean and
                                                            Director of Faculty Recruiting, Harvard Business
                                                            School; Director and Chairman of UNX, Inc. (equities
                                                            trading firm); Chair of the Investment Committee
                                                            of HighVista Strategies LLC (private investment firm)
                                                            since 2005.

Alfred M. Rankin, Jr.    Trustee            January 1993    Chairman, President, Chief Executive Officer, and                  155
(1941)                                                      Director of NACCO Industries, Inc. (forklift trucks/
                                                            housewares/lignite); Director of Goodrich Corporation
                                                            (industrial products/aircraft systems and services).

J. Lawrence Wilson       Trustee            April 1985      Retired Chairman and Chief Executive Officer of Rohm               155
(1936)                                                      and Haas Co. (chemicals); Director of Cummins Inc.
                                                            (diesel engines) and AmerisourceBergen Corp.
                                                            (pharmaceutical distribution); Trustee of Vanderbilt
                                                            University and of Culver Educational Foundation.
----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
Thomas J. Higgins/1/     Chief Financial    July 1998       Principal of Vanguard; Chief Financial Officer of each of          155
(1957)                   Officer                            the investment companies served by Vanguard, since
                                                            September 2008; Treasurer of each of the investment
                                                            companies served by Vanguard (1998-2008).

Kathryn J. Hyatt/1/      Treasurer          November 2008   Principal of Vanguard; Treasurer of each of the                    155
(1955)                                                      investment companies served by Vanguard since
                                                            November 2008; Assistant Treasurer of each
                                                            of the investment companies served by Vanguard
                                                            (1988-2008).

F. William McNabb III/1/ Chief Executive    March 2008      Chief Executive Officer of Vanguard since August 31,               155
(1957)                   Officer and                        2008; Director and President of Vanguard since March
                         President                          2008; Chief Executive Officer and President of each of
                                                            the investment companies served by Vanguard, since
                                                            March 2008; Director of VMC; Managing Director of
                                                            Vanguard (1995-2008).

Heidi Stam/1/            Secretary          July 2005       Managing Director of Vanguard since 2006; General                  155
(1956)                                                      Counsel of Vanguard since 2005; Secretary of
                                                            Vanguard and of each of the investment companies
                                                            served by Vanguard, since 2005; Director and Senior
                                                            Vice President of VMC since 2005; Principal of
                                                            Vanguard (1997-2006).

1 These invididuals are "interested persons" as defined in the 1940 Act.

 Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During calendar years 2006 and 2007, Vanguard paid Greenwich subscription fees amounting to less than $610,000. Vanguard's subscription rates are similar to those of other subscribers.



 Board Committees: Each Trust's board has the following committees:


- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each fund and Vanguard. All independent trustees serve as members of the committee. The committee held two meetings during the Funds' last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held five meetings during the Funds' last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each fund (collectively, the Vanguard boards). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held eight meetings during the Funds' last fiscal year.



 The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Rankin, Chairman of the Committee.


TRUSTEE COMPENSATION


The same individuals serve as trustees of all Vanguard funds and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, not the funds.


 INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


 "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as an officer of Vanguard.


 COMPENSATION TABLE. The following tables provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the tables show the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                          VANGUARD MONEY MARKET FUNDS
                               COMPENSATION TABLE





                                             Pension or Retirement
                              Aggregate        Benefits Accrued as              Accrued Annual           Total Compensation
                      Compensation from              Part of these       Retirement Benefit at      from All Vanguard Funds
Trustee                  the Funds/(1)/       Funds' Expenses/(1)/        January 1, 2007/(2)/        Paid to Trustees/(3)/
----------           ------------------      ---------------------      ----------------------        ---------------------
John J. Brennan                      --                         --                          --                           --
Charles D. Ellis                $16,897                         --                          --                     $145,000
Emerson U. Fullwood/4/            9,855                         --                          --                           --
Rajiv L. Gupta                   16,897                         --                          --                     $145,000
Amy Gutmann                      16,897                         --                          --                     $145,000
JoAnn Heffernan Heisen           16,897                     $5,465                      $2,542                     $145,000
Andre F. Perold                  16,897                         --                          --                     $145,000
Alfred M. Rankin, Jr.            19,577                      6,615                       4,982                     $168,000
J. Lawrence Wilson               16,897                      6,982                       7,240                     $140,900

1 The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2008. Each Fund within the Trust is responsible for a proportionate share of these amounts.
2 Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
3 The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 152
  Vanguard funds for the 2007 calendar year.
4 Mr. Fullwood became a member of the Funds' board effective January 2008.




                             VANGUARD TREASURY FUND
                               COMPENSATION TABLE





                                             Pension or Retirement
                              Aggregate        Benefits Accrued as              Accrued Annual           Total Compensation
                      Compensation from              Part of these       Retirement Benefit at      from All Vanguard Funds
Trustee                  the Funds/(1)/       Funds' Expenses/(1)/        January 1, 2007/(2)/        Paid to Trustees/(3)/
----------           ------------------      ---------------------      ----------------------        ---------------------
John J. Brennan                      --                         --                          --                           --
Charles D. Ellis                 $1,067                         --                          --                     $145,000
Emerson U. Fullwood/4/              622                         --                          --                           --
Rajiv L. Gupta                    1,067                         --                          --                     $145,000
Amy Gutmann                       1,067                         --                          --                     $145,000
JoAnn Heffernan Heisen            1,067                       $346                      $2,542                     $145,000
Andre F. Perold                   1,067                         --                          --                     $145,000
Alfred M. Rankin, Jr.             1,236                        419                       4,982                     $168,000
J. Lawrence Wilson                1,066                        442                       7,240                     $140,900

1 The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2008. Each Fund within the Trust is responsible for a proportionate share of these amounts.
2 Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
3 The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 152
  Vanguard funds for the 2007 calendar year.
4 Mr. Fullwood became a member of the Funds' board effective January 2008.

                             VANGUARD ADMIRAL FUNDS
                               COMPENSATION TABLE




                                             Pension or Retirement
                              Aggregate        Benefits Accrued as              Accrued Annual           Total Compensation
                      Compensation from              Part of these       Retirement Benefit at      from All Vanguard Funds
Trustee                  the Funds/(1)/       Funds' Expenses/(1)/        January 1, 2007/(2)/        Paid to Trustees/(3)/
----------           ------------------      ---------------------      ----------------------        ---------------------
John J. Brennan                      --                         --                          --                           --
Charles D. Ellis                 $2,716                         --                          --                     $145,000
Emerson U. Fullwood/4/            1,586                         --                          --                           --
Rajiv L. Gupta                    2,716                         --                          --                     $145,000
Amy Gutmann                       2,716                         --                          --                     $145,000
JoAnn Heffernan Heisen            2,716                       $886                      $2,542                     $145,000
Andre F. Perold                   2,716                         --                          --                     $145,000
Alfred M. Rankin, Jr.             3,147                      1,072                       4,982                     $168,000
J. Lawrence Wilson                2,717                      1,132                       7,240                     $140,900

1 The amounts shown in this column are based on the Funds' fiscal year ended August 31, 2008. Each Fund within the Trust is responsible for a proportionate share of these amounts.
2 Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.
3 The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 152
  Vanguard funds for the 2007 calendar year.
4 Mr. Fullwood became a member of the Funds' board effective January 2008.




OWNERSHIP OF FUND SHARES


All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2007.



                          VANGUARD MONEY MARKET FUNDS




                                                                          AGGREGATE DOLLAR
                                                   DOLLAR RANGE OF       RANGE OF VANGUARD
                                                       FUND SHARES             FUND SHARES
FUND                                   TRUSTEE    OWNED BY TRUSTEE        OWNED BY TRUSTEE
----                                   -------    ----------------       -----------------
VANGUARD PRIME MONEY
MARKET FUND                    John J. Brennan    $50,001-$100,000           Over $100,000
                              Charles D. Ellis                  --           Over $100,000
                        Emerson U. Fullwood/1/                  --           Over $100,000
                                Rajiv L. Gupta                  --           Over $100,000
                                   Amy Gutmann                  --           Over $100,000
                        JoAnn Heffernan Heisen       Over $100,000           Over $100,000
                               Andre F. Perold                  --           Over $100,000
                         Alfred M. Rankin, Jr.                  --           Over $100,000
                            J. Lawrence Wilson       Over $100,000           Over $100,000
1 Mr. Fullwood became a member of the Fund's board effective January 2008.

                                                                          AGGREGATE DOLLAR
                                                   DOLLAR RANGE OF       RANGE OF VANGUARD
                                                       FUND SHARES             FUND SHARES
FUND                                   TRUSTEE    OWNED BY TRUSTEE        OWNED BY TRUSTEE
----                                   -------    ----------------       -----------------
VANGUARD FEDERAL MONEY
MARKET FUND                    John J. Brennan                  --           Over $100,000
                              Charles D. Ellis                  --           Over $100,000
                        Emerson U. Fullwood/1/                  --           Over $100,000
                                Rajiv L. Gupta                  --           Over $100,000
                                   Amy Gutmann                  --           Over $100,000
                        JoAnn Heffernan Heisen                  --           Over $100,000
                               Andre F. Perold                  --           Over $100,000
                         Alfred M. Rankin, Jr.                  --           Over $100,000
                            J. Lawrence Wilson                  --           Over $100,000
1 Mr. Fullwood became a member of the Fund's board effective January 2008.



                             VANGUARD TREASURY FUND




                                                                          AGGREGATE DOLLAR
                                                   DOLLAR RANGE OF       RANGE OF VANGUARD
                                                       FUND SHARES             FUND SHARES
FUND                                   TRUSTEE    OWNED BY TRUSTEE        OWNED BY TRUSTEE
----                                   -------    ----------------       -----------------
VANGUARD TREASURY MONEY
MARKET FUND                    John J. Brennan                  --           Over $100,000
                              Charles D. Ellis                  --           Over $100,000
                        Emerson U. Fullwood/1/                  --           Over $100,000
                                Rajiv L. Gupta                  --           Over $100,000
                                   Amy Gutmann                  --           Over $100,000
                        JoAnn Heffernan Heisen                  --           Over $100,000
                               Andre F. Perold          $1-$10,000           Over $100,000
                         Alfred M. Rankin, Jr.                  --           Over $100,000
                            J. Lawrence Wilson                  --           Over $100,000
1 Mr. Fullwood became a member of the Fund's board effective January 2008.



                             VANGUARD ADMIRAL FUNDS




                                                                          AGGREGATE DOLLAR
                                                   DOLLAR RANGE OF       RANGE OF VANGUARD
                                                       FUND SHARES             FUND SHARES
FUND                                   TRUSTEE    OWNED BY TRUSTEE        OWNED BY TRUSTEE
----                                   -------    ----------------       -----------------
VANGUARD ADMIRAL TREASURY
MONEY MARKET FUND              John J. Brennan                  --           Over $100,000
                              Charles D. Ellis                  --           Over $100,000
                        Emerson U. Fullwood/1/                  --           Over $100,000
                                Rajiv L. Gupta                  --           Over $100,000
                                   Amy Gutmann                  --           Over $100,000
                        JoAnn Heffernan Heisen                  --           Over $100,000
                               Andre F. Perold                  --           Over $100,000
                         Alfred M. Rankin, Jr.                  --           Over $100,000
                            J. Lawrence Wilson                  --           Over $100,000
1 Mr. Fullwood became a member of the Fund's board effective January 2008.

 As of November 30, 2008, the trustees and executive officers of the funds owned, in the aggregate, less than 1% of each class of each fund's outstanding shares.


 As of November 30, 2008, those listed below owned of record 5% or more of each class's outstanding shares:


 Vanguard Prime Money Market Fund--Institutional Shares: Fidelity Investments, Covington, KY (8.05%).



PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES


INTRODUCTION


Vanguard and the Boards of Trustees of the Vanguard funds (Boards) have adopted Portfolio Holdings Disclosure Policies and Procedures (Policies and Procedures) to govern the disclosure of the portfolio holdings of each Vanguard fund. Vanguard and the Boards considered each of the circumstances under which Vanguard fund portfolio holdings may be disclosed to different categories of persons under the Policies and Procedures. Vanguard and the Boards also considered actual and potential material conflicts that could arise in such circumstances between the interests of Vanguard fund shareholders, on the one hand, and those of the fund's investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other. After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, Vanguard and the Boards determined that the Vanguard funds have a legitimate business purpose for disclosing portfolio holdings to the persons described in each of the circumstances set forth in the Policies and Procedures and that the Policies and Procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately addresses the potential for material conflicts of interest.


 The Boards exercise continuing oversight of the disclosure of Vanguard fund portfolio holdings by (1) overseeing the implementation and enforcement of the Policies and Procedures, the Code of Ethics, and the Policies and Procedures Designed to Prevent the Misuse of Inside Information (collectively, the portfolio holdings governing policies) by the Chief Compliance Officer of Vanguard and the Vanguard funds; (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies; and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. Vanguard and the Boards reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice at their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (e.g., stocks and bonds) held by a Vanguard fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the fund.



ONLINE DISCLOSURE OF TEN LARGEST STOCK HOLDINGS


Each of the Vanguard equity funds and Vanguard balanced funds generally will seek to disclose the fund's ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represents of the fund's total assets as of the most recent calendar-quarter-end (quarter-end ten largest stock holdings) online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 15 calendar days after the end of the calendar quarter. In addition, those funds generally will seek to disclose the fund's ten largest stock portfolio holdings as of the most recent month-end (month-end ten largest stock holdings, and together with quarter-end ten largest stock holdings, ten largest stock holdings) online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 10 business days after the end of the month. Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons.



ONLINE DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS


Each of the Vanguard funds, excluding Vanguard money market funds and Vanguard Market Neutral Fund, generally will seek to disclose the fund's complete portfolio holdings (complete portfolio holdings) as of the most recent calendar-quarter-end online at www.vanguard.com in the "Portfolio" section of the fund's Portfolio & Management page, 30 calendar days after the end of the calendar quarter. Vanguard Market Neutral Fund generally will seek to disclose the Fund's complete portfolio holdings as of the most recent calendar-quarter-end online at www.vanguard.com, in the "Portfolio" section of the Fund's Portfolio & Management page, 60 calendar days after the end of the calendar quarter. Online disclosure of complete portfolio holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organizations, affiliated persons of a Vanguard fund, and all other persons. Vanguard's Portfolio Review Department will review complete portfolio holdings before online disclosure is made as described above and, after consultation with a Vanguard fund's investment advisor, may withhold any portion of the fund's complete portfolio holdings from online disclosure as described above when deemed to be in the best interests of the fund.



DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS


Vanguard, for legitimate business purposes, may disclose Vanguard fund complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third parties that deliver analytical, statistical, or consulting services, and other third parties that provide services (collectively, Service Providers) to Vanguard, Vanguard subsidiaries, and/or the Vanguard funds. Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information.


 The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to a Service Provider varies and may be as frequent as daily, with no lag. Disclosure of Vanguard fund complete portfolio holdings by Vanguard to a Service Provider must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Department. Any disclosure of Vanguard fund complete portfolio holdings to a Service Provider as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives.


 Currently, Vanguard fund complete portfolio holdings are disclosed to the following Service Providers as part of ongoing arrangements that serve legitimate business purposes: Abel/Noser Corporation, Advisor Software, Inc., Alcom Printing Group Inc., Apple Press, L.C., Broadridge Financial Solutions, Inc., Brown Brothers Harriman & Co., FactSet Research Systems Inc., Intelligencer Printing Company, Investment Technology Group, Inc., Lipper, Inc., McMunn Associates Inc., Pitney Bowes Management Services, Reuters America Inc., R.R. Donnelley, Inc., State Street Bank and Trust Company, Triune Color Corporation, and Tursack Printing Inc.



DISCLOSURE OF COMPLETE PORTFOLIO HOLDINGS TO VANGUARD AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS


Vanguard fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Fiduciaries) for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing legal duty of confidentiality and legal duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics, the Policies and Procedures Designed to Prevent the Misuse of Inside Information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or the Policies and Procedures Designed to Prevent the Misuse of Inside Information; (2) an investment advisor, distributor, administrator, transfer agent, or custodian to a Vanguard fund; (3) an accounting firm, an auditing firm or outside legal counsel retained by Vanguard, a Vanguard subsidiary, or a Vanguard fund; (4) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with a Vanguard fund's current advisor; and (5) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.


 The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Fiduciaries varies and may be as frequent as daily, with no lag. Any disclosure of Vanguard fund complete portfolio holdings to any Affiliates and Fiduciaries as previously described may also include a list of the other investment positions that make up the fund, such as cash investments and derivatives. Disclosure of Vanguard fund complete portfolio holdings or other investment positions by

Vanguard, Vanguard Marketing Corporation, or a Vanguard fund to Affiliates and Fiduciaries must be authorized by a Vanguard fund officer or a Principal of Vanguard.


 Currently, Vanguard fund complete portfolio holdings are disclosed to the following Affiliates and Fiduciaries as part of ongoing arrangements that serve legitimate business purposes: Vanguard and each investment advisor, custodian, and independent registered public accounting firm identified in this Statement of Additional Information.



DISCLOSURE OF PORTFOLIO HOLDINGS TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING A FUND'S ASSETS


An investment advisor, administrator, or custodian for a Vanguard fund may, for legitimate business purposes within the scope of its official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the fund's portfolio holdings, other investment positions, securities transactions, or derivatives transactions without the consent of the fund or its agents. The Vanguard funds have not given their consent to any such use or disclosure and no person or agent of Vanguard is authorized to give such consent except as approved in writing by the Boards of the Vanguard funds. Disclosure of portfolio holdings or other investment positions by Vanguard to broker-dealers must be authorized by a Vanguard fund officer or a Principal of Vanguard.


DISCLOSURE OF NON-MATERIAL INFORMATION


The Policies and Procedures permit Vanguard fund officers, Vanguard fund portfolio managers, and other Vanguard representatives (collectively, Approved Vanguard Representatives) to disclose any views, opinions, judgments, advice, or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Vanguard fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Vanguard fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure does not effectively result in the disclosure of the complete portfolio holdings of any Vanguard fund (which can be disclosed only in accordance with the Policies and Procedures), and (3) such information does not constitute material nonpublic information. Disclosure of commentary and analysis or recent portfolio changes by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund must be authorized by a Vanguard fund officer or a Principal of Vanguard.


 An Approved Vanguard Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. Vanguard believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning a Vanguard fund. Nonexclusive examples of commentary and analysis about a Vanguard fund include (1) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries; (2) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions; (3) the attribution of fund returns by asset class, sector, industry, and country; and (4) the volatility characteristics of the fund. Approved Vanguard Representatives may at their sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or for no reason. "Approved Vanguard Representatives" include, for purposes of the Policies and Procedures, persons employed by or associated with Vanguard or a subsidiary of Vanguard who have been authorized by Vanguard's Portfolio Review Department to disclose recent portfolio changes and/or commentary and analysis in accordance with the Policies and Procedures.


 Currently, Vanguard non-material portfolio holdings information is disclosed to KPMG, LLP, and R.V. Kuhns & Associates.



DISCLOSURE OF PORTFOLIO HOLDINGS RELATED INFORMATION TO THE ISSUER OF A SECURITY FOR LEGITIMATE BUSINESS PURPOSES


Vanguard, at its sole discretion, may disclose portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security if the issuer presents, to the satisfaction of Fund Financial Services, convincing evidence that the issuer has a legitimate business purpose for such information. Disclosure of this information to an issuer is conditioned on the issuer being subject to a written agreement imposing a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which portfolio holdings information concerning a security may be disclosed to the issuer of such security, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed to the issuer, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure to an issuer cannot be determined in advance of a specific request and will vary based upon the particular facts and circumstances and the legitimate business purposes, but in unusual situations could be as frequent as daily, with no lag. Disclosure of portfolio holdings information concerning a security held by one or more Vanguard funds to the issuer of such security must be authorized by a Vanguard fund officer or a Principal in Vanguard's Portfolio Review or Legal Department.



DISCLOSURE OF PORTFOLIO HOLDINGS AS REQUIRED BY APPLICABLE LAW


Vanguard fund portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions that make up a fund shall be disclosed to any person as required by applicable laws, rules, and regulations. Examples of such required disclosure include, but are not limited to, disclosure of Vanguard fund portfolio holdings (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (3) in connection with a lawsuit, or (4) as required by court order. Disclosure of portfolio holdings or other investment positions by Vanguard, Vanguard Marketing Corporation, or a Vanguard fund as required by applicable laws, rules, and regulations must be authorized by a Vanguard fund officer or a Principal of Vanguard.


PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS


No person is authorized to disclose Vanguard fund portfolio holdings or other investment positions (whether online at www.vanguard.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policies and Procedures. In addition, no person is authorized to make disclosure pursuant to the Policies and Procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the 1940 Act). Furthermore, Vanguard's management, at its sole discretion, may determine not to disclose portfolio holdings or other investment positions that make up a Vanguard fund to any person who would otherwise be eligible to receive such information under the Policies and Procedures, or may determine to make such disclosures publicly as provided by the Policies and Procedures.



PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION


The Policies and Procedures prohibit a Vanguard fund, its investment advisor, and any other person from paying or receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of Vanguard fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment advisor or by any affiliated person of the investment advisor.



                          INVESTMENT ADVISORY SERVICES


Vanguard, through its Fixed Income Group, provides investment advisory services on an at-cost basis to the Funds. The compensation and other expenses of the advisory staff are allocated among the funds utilizing these services.


 During the fiscal years ended August 31, 2006, 2007, and 2008, the Funds incurred the following advisory expenses:





FUND                                                 2006               2007               2008
----                                                 ----               ----               ----
Vanguard Prime Money Market Fund               $5,547,000         $6,619,000          9,423,000
Vanguard Federal Money Market Fund                620,000            557,000            794,000
Vanguard Treasury Money Market Fund               547,000            440,000            575,000
Vanguard Admiral Treasury Money Market Fund     1,531,000          1,408,000          1,924,000





OTHER ACCOUNTS MANAGED


David R. Glocke manages the Admiral Treasury Money Market, Prime Money Market, and Treasury Money Market Funds; as of August 31, 2008, the Funds collectively held assets of $136.5 billion. As of August 31, 2008, Mr. Glocke managed three other registered investment companies with total assets of $13.3 billion (advisory fees not based on account performance).

John C. Lanius manages the Federal Money Market Fund; as of August 31, 2008, the Fund held assets of $9.0 billion. As of August 31, 2008, Mr. Lanius managed two other registered investment companies with total assets of $24.8 billion (advisory fees not based on account performance) and one other pooled investment vehicle with total assets of $150.5 million (advisory fees not based on account performance).



MATERIAL CONFLICTS OF INTEREST


At Vanguard, individual portfolio managers may manage multiple accounts for multiple clients. In addition to mutual funds, these other accounts may include separate accounts, collective trusts, or offshore funds. Managing multiple accounts may give rise to potential conflicts of interest, including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. Vanguard manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes, and oversight by directors and independent third parties. Vanguard has developed trade allocation procedures and controls to ensure that no one client, regardless of type, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.


DESCRIPTION OF COMPENSATION


The named Vanguard portfolio managers are Vanguard employees. This section describes the compensation of the Vanguard employees who manage Vanguard mutual funds. As of August 31, 2008, a Vanguard portfolio manager's compensation generally consists of base salary, bonus, and payments under Vanguard's long-term incentive compensation program. In addition, portfolio managers are eligible for the standard retirement benefits and health and welfare benefits available to all Vanguard employees. Also, certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Vanguard adopted in the 1980's to restore dollar-for-dollar the benefits of management employees that had cut back solely as a result of tax law changes. These plans are structured to provide the same retirement benefits as the standard retirement plans.



 In the case of portfolio managers responsible for managing multiple Vanguard funds or accounts, the method used to determine their compensation is the same for all funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Vanguard Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.


 A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies, and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the fund's portfolio. For each fund, the performance factor depends on how successfully the portfolio manager maintains the credit quality of the fund, and, consequently, how the fund performs relative to the expectations described above over a one-year period. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.


 Under the long-term incentive compensation program, all full-time employees receive a payment from Vanguard's long-term incentive compensation plan based on their years of service, job level, and, if applicable, management responsibilities. Each year, Vanguard's independent directors determine the amount of the long-term incentive compensation award for that year based on the investment performance of the Vanguard funds relative to competitors and Vanguard's operating efficiencies in providing services to the Vanguard funds.


OWNERSHIP OF SECURITIES


Vanguard employees, including portfolio managers, allocate their investments among the various Vanguard funds based on their own individual investment needs and goals. Vanguard employees, as a group, invest a sizeable portion of their personal assets in Vanguard funds. As of August 31, 2008, Vanguard employees collectively invested more than $2.1 billion in Vanguard funds. John J. Brennan, Chairman of the Board of Vanguard and the Vanguard funds; F. William McNabb III,

Chief Executive Officer and President of Vanguard and the Vanguard funds; and George U. Sauter, Chief Investment Officer and Managing Director of Vanguard, invest substantially all of their personal financial assets in Vanguard funds.


 As of August 31, 2008, Mr. Glocke owned shares of the Prime Money Market Fund in the $500,001-$1,000,000 range. Mr. Lanius owned shares of the Prime Money Market Fund in the $10,001-$50,000 range, and shares of the Federal Money Market Fund in the $1-$10,000 range. Except as noted in the previous sentence, as of August 31, 2008, Mr. Glocke and Mr. Lanius did not own any shares of the Funds.



DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENT


Vanguard provides at-cost investment advisory services to the Funds pursuant to the terms of the Fourth Amended and Restated Funds' Service Agreement. This agreement will continue in full force and effect until terminated or amended by mutual agreement of the funds and Vanguard.



                             PORTFOLIO TRANSACTIONS


The advisor decides which securities to buy and sell on behalf of a Fund and then selects the brokers or dealers that will execute the trades on an agency basis or the dealers with whom the trades will be effected on a principal basis. For each trade, the advisor must select a broker-dealer that it believes will provide "best execution." Best execution does not necessarily mean paying the lowest spread or commission rate available. In seeking best execution, the SEC has said that an advisor should consider the full range of a broker-dealer's services. The factors considered by the advisor in seeking best execution include, but are not limited to, the broker-dealer's execution capability, clearance and settlement services, commission rate, trading expertise, willingness and ability to commit capital, ability to provide anonymity, financial responsibility, reputation and integrity, responsiveness, access to underwritten offerings and secondary markets, and access to company management, as well as the value of any research provided by the broker-dealer. In assessing which broker-dealer can provide best execution for a particular trade, the advisor also may consider the timing and size of the order and available liquidity and current market conditions. Subject to applicable legal requirements, the advisor may select a broker based partly on brokerage or research services provided to the advisor and its clients, including the Funds. The advisor may cause a Fund to pay a higher commission than other brokers would charge if the advisor determines in good faith that the amount of the commission is reasonable in relation to the value of services provided. The advisor also may receive brokerage or research services from broker-dealers that are provided at no charge in recognition of the volume of trades directed to the broker. To the extent research services or products may be a factor in selecting brokers, services and products may include written research reports analyzing performance or securities, discussions with research analysts, meetings with corporate executives to obtain oral reports on company performance, market data, and other products and services that will assist the advisor in its investment decision-making process. The research services provided by brokers through which a Fund effects securities transactions may be used by the advisor in servicing all of its accounts, and some of the services may not be used by the advisor in connection with the Fund.


 The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchase securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices). When a Fund purchases a newly issued security at a fixed price, the advisor may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Fund to offset the Fund's management expenses.


 As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the advisor will evaluate their reasonableness by considering: (1) historical commission rates; (2) rates which other institutional investors are paying, based upon publicly available information; (3) rates quoted by brokers and dealers; (4) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (5) the complexity of a particular transaction in terms of both execution and settlement; (6) the level and type of business done with a particular firm over a period of time; and (7) the extent to which the broker or dealer has capital at risk in the transaction.

 The advisor may occasionally make recommendations to other Vanguard funds or clients which result in their purchasing or selling securities simultaneously with the Funds. As a result, the demand for securities being purchased or the supply of securities being sold may increase, which could have an adverse effect on the price of those securities. It is the advisor's policy not to favor one client over another in making recommendations or placing an order. If two or more clients are purchasing a given security on the same day from the same broker-dealer, such transactions may be averaged as to price.


 During the fiscal years ended August 31, 2006, 2007, and 2008, the Funds did not pay any brokerage commissions.



 Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the advisor. If such securities are compatible with the investment policies of a Fund and one or more of the advisor's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the advisor and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the advisor in a manner deemed equitable by the advisor. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.


 As of August 31, 2008, each Fund held securities of its "regular brokers or dealers," as that term is defined in Rule 10b-1 of the 1940 Act, as follows:


FUND                                REGULAR BROKER OR DEALER (OR PARENT)  AGGREGATE HOLDINGS
----                                ------------------------------------  ------------------
VANGUARD PRIME MONEY MARKET FUND            BNP Paribas Securities Corp.      $1,900,000,000
                                          Banc of America Securities LLC       1,000,000,000
                                                   Barclays Capital Inc.       1,340,000,000
                                      Credit Suisse Securities (USA) LLC                  --
                                             J.P. Morgan Securities Inc.                  --
                                                      UBS Securities LLC                  --
VANGUARD FEDERAL MONEY MARKET FUND                                    --                  --
VANGUARD TREASURY MONEY MARKET FUND                                   --                  --
VANGUARD ADMIRAL TREASURY MONEY MARKET FUND                           --                  --





                            PROXY VOTING GUIDELINES


The Board of Trustees (the Board) of each Vanguard fund that invests in stocks has adopted proxy voting procedures and guidelines to govern proxy voting by the fund. The Board has delegated oversight of proxy voting to the Proxy Oversight Committee (the Committee), made up of senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund, and subject to the operating procedures and guidelines described below. The Committee reports directly to the Board. Vanguard is subject to these guidelines to the extent the guidelines call for Vanguard to administer the voting process and implement the resulting voting decisions, and for these purposes have been approved by the Board of Directors of Vanguard.


 The overarching objective in voting is simple: to support proposals and director nominees that maximize the value of a fund's investments--and those of fund shareholders--over the long term. While the goal is simple, the proposals the funds receive are varied and frequently complex. As such, the guidelines adopted by the Board provide a rigorous framework for assessing each proposal. Under the guidelines, each proposal must be evaluated on its merits, based on the particular facts and circumstances as presented.


 For ease of reference, the procedures and guidelines often refer to all funds. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual funds. For most proxy proposals, particularly those involving corporate governance, the evaluation will result in the same position being taken across all of the funds and the funds voting as a block. In some cases, however, a fund may vote differently, depending upon the nature and objective of the fund, the composition of its portfolio, and other factors.


 The guidelines do not permit the Board to delegate voting responsibility to a third party that does not serve as a fiduciary for the funds. Because many factors bear on each decision, the guidelines incorporate factors the Committee should consider in each voting decision. A fund may refrain from voting if that would be in the fund's and its shareholders' best interests. These circumstances may arise, for example, if the expected cost of voting exceeds the expected benefits of voting, or if exercising the vote would result in the imposition of trading or other restrictions.



 In evaluating proxy proposals, we consider information from many sources, including but not limited to the investment advisor for the fund, management or shareholders of a company presenting a proposal, and independent proxy research services. We will give substantial weight to the recommendations of the company's board, absent guidelines or other specific facts that would support a vote against management. In all cases, however, the ultimate decision rests with the members of the Proxy Oversight Committee, who are accountable to the fund's Board.


 While serving as a framework, the following guidelines cannot contemplate all possible proposals with which a fund may be presented. In the absence of a specific guideline for a particular proposal (e.g., in the case of a transactional issue or contested proxy), the Committee will evaluate the issue and cast the fund's vote in a manner that, in the Committee's view, will maximize the value of the fund's investment, subject to the individual circumstances of the fund.


I. THE BOARD OF DIRECTORS


A. ELECTION OF DIRECTORS


Good governance starts with a majority-independent board, whose key committees are made up entirely of independent directors. As such, companies should attest to the independence of directors who serve on the Compensation, Nominating, and Audit committees. In any instance in which a director is not categorically independent, the basis for the independence determination should be clearly explained in the proxy statement.


 While the funds will generally support the board's nominees, the following factors will be taken into account in determining each fund's vote:




FACTORS FOR APPROVAL                                     FACTORS AGAINST APPROVAL
--------------------                                     ------------------------
Nominated slate results in board made                    Nominated slate results in board made up
up of a majority of independent directors.               of a majority of non-independent directors.

All members of Audit,Nominating, and Compensation        Audit, Nominating, and/or Compensation committees include non-
committees are independent of management.                independent members.

                                                         Incumbent board member failed to attend at least 75% of meetings in the previous year.

                                                         Actions of committee(s) on which nominee serves are inconsistent with other guidelines (e.g., excessive option grants, substantial non-audit, fees lack of board independence).






B. CONTESTED DIRECTOR ELECTIONS


In the case of contested board elections, we will evaluate the nominees' qualifications, the performance of the incumbent board, as well as the rationale behind the dissidents' campaign, to determine the outcome that we believe will maximize shareholder value.


C. CLASSIFIED BOARDS


The funds will generally support proposals to declassify existing boards (whether proposed by management or shareholders), and will block efforts by companies to adopt classified board structures in which only part of the board is elected each year.


II. APPROVAL OF INDEPENDENT AUDITORS


The relationship between the company and its auditors should be limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, raise any appearance of impaired independence. The funds will generally support management's recommendation for the ratification of the auditor, except in instances in which audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether independence has been compromised.



III. COMPENSATION ISSUES


A. STOCK-BASED COMPENSATION PLANS


Appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, can be an effective way to align the interests of long-term shareholders with the interests of management, employees, and directors. The funds oppose plans that substantially dilute their ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.


 An independent compensation committee should have significant latitude to deliver varied compensation to motivate the company's employees. However, we will evaluate compensation proposals in the context of several factors (a company's industry, market capitalization, competitors for talent, etc.) to determine whether a particular plan or proposal balances the perspectives of employees and the company's other shareholders. We will evaluate each proposal on a case-by-case basis, taking all material facts and circumstances into account.


 The following factors will be among those considered in evaluating these proposals.




FACTORS FOR APPROVAL                                           FACTORS AGAINST APPROVAL
--------------------                                           ------------------------
Company requires senior executives to                          Total potential dilution (including all stock-based plans) exceeds
hold a minimum amount of company stock                         15% of shares outstanding.
(frequently expressed as a multiple of salary).

Company requires stock acquired through                        Annual option grants have exceeded 2% of shares outstanding.
option exercise to be held for a certain
period of time.

Compensation program includes                                  Plan permits repricing or replacement of options without
performance-vesting awards, indexed                            shareholder approval.
options, or other performance-linked grants.


Concentration of option grants to                              Plan provides for the issuance of reload options.
senior executives is limited (indicating
that the plan is very broad-based).

Stock-based compensation is                                    Plan contains automatic share replenishment (evergreen) feature.
clearly used as a substitute for cash in
delivering market-competitive total pay.





B. BONUS PLANS


Bonus plans, which must be periodically submitted for shareholder approval to qualify for deductibility under Section 162(m) of the IRC, should have clearly defined performance criteria and maximum awards expressed in dollars. Bonus plans with awards that are excessive, in both absolute terms and relative to a comparative group, generally will not be supported.


C. EMPLOYEE STOCK PURCHASE PLANS


The funds will generally support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and that shares reserved under the plan amount to less than 5% of the outstanding shares.


D. EXECUTIVE SEVERANCE AGREEMENTS (GOLDEN PARACHUTES)


While executives' incentives for continued employment should be more significant than severance benefits, there are instances--particularly in the event of a change in control--in which severance arrangements may be appropriate. Severance benefits triggered by a change in control that do not exceed three times an executive's salary and bonus may generally be approved by the compensation committee of the board without submission to shareholders. Any such arrangement under which the beneficiary receives more than three times salary and bonus--or where severance is guaranteed absent a change in control--should be submitted for shareholder approval.


IV. CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS


The exercise of shareholder rights, in proportion to economic ownership, is a fundamental privilege of stock ownership that should not be unnecessarily limited. Such limits may be placed on shareholders' ability to act by corporate charter or by-law provisions, or by the adoption of certain takeover provisions. In general, the market for corporate control should be allowed to function without undue interference from these artificial barriers.


 The funds' positions on a number of the most commonly presented issues in this area are as follows:


A. SHAREHOLDER RIGHTS PLANS (POISON PILLS)


A company's adoption of a so-called poison pill effectively limits a potential acquirer's ability to buy a controlling interest without the approval of the target's board of directors. Such a plan, in conjunction with other takeover defenses, may serve to entrench incumbent management and directors. However, in other cases, a poison pill may force a suitor to negotiate with the board and result in the payment of a higher acquisition premium.


 In general, shareholders should be afforded the opportunity to approve shareholder rights plans within a year of their adoption. This provides the board with the ability to put a poison pill in place for legitimate defensive purposes, subject to subsequent approval by shareholders. In evaluating the approval of proposed shareholder rights plans, we will consider the following factors:





FACTORS FOR APPROVAL                                   FACTORS AGAINST APPROVAL
--------------------                                   -----------------------------
Plan is relatively short-term (3-5 years).             Plan is long term (>5 years).

Plan requires shareholder approval for renewal.        Renewal of plan is automatic or does not require shareholder approval.

Plan incorporates review by a committee                Ownership trigger is less than 15%.
of independent directors at least every three years
(so-called TIDE provisions).

Plan includes permitted-bid/qualified-offer            Classified board.
feature (chewable pill) that mandates a shareholder
vote in certain situations.

Ownership trigger is reasonable (15-20%).              Board with limited independence.
Highly independent,non-classified board.




B. CUMULATIVE VOTING


The funds are generally opposed to cumulative voting under the premise that it allows shareholders a voice in director elections that is disproportionate to their economic investment in the corporation.


C. SUPERMAJORITY VOTE REQUIREMENTS


The funds support shareholders' ability to approve or reject matters presented for a vote based on a simple majority. Accordingly, the funds will support proposals to remove supermajority requirements and oppose proposals to impose them.


D. RIGHT TO CALL MEETINGS AND ACT BY WRITTEN CONSENT


The funds support shareholders' right to call special meetings of the board (for good cause and with ample representation) and to act by written consent. The funds will generally vote for proposals to grant these rights to shareholders and against proposals to abridge them.


E. CONFIDENTIAL VOTING


The integrity of the voting process is enhanced substantially when shareholders (both institutions and individuals) can vote without fear of coercion or retribution based on their votes. As such, the funds support proposals to provide confidential voting.


F. DUAL CLASSES OF STOCK


We are opposed to dual class capitalization structures that provide disparate voting rights to different groups of shareholders with similar economic investments. We will oppose the creation of separate classes with different voting rights and will support the dissolution of such classes.


V. CORPORATE AND SOCIAL POLICY ISSUES


Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. The Board generally believes that these are "ordinary business matters" that are primarily the responsibility of management and should be evaluated and approved solely by the corporation's board of directors. Often, proposals may address concerns with which the Board philosophically agrees, but absent a compelling economic impact on shareholder value (e.g., proposals to require expensing of stock options), the funds will typically abstain from voting on these proposals. This reflects the belief that regardless of our philosophical perspective on the issue, these decisions should be the province of company management unless they have a significant, tangible impact on the value of a fund's investment and management is not responsive to the matter.


VI. VOTING IN FOREIGN MARKETS


Corporate governance standards, disclosure requirements, and voting mechanics vary greatly among the markets outside the United States in which the funds may invest. Each fund's votes will be used, where applicable, to advocate for improvements in governance and disclosure by each fund's portfolio companies. We will evaluate issues presented to shareholders for each fund's foreign holdings in the context with the guidelines described above, as well as local market standards and best practices. The funds will cast their votes in a manner believed to be philosophically consistent with these guidelines, while taking into account differing practices by market. In addition, there may be instances in which the funds elect not to vote, as described below.


 Many foreign markets require that securities be "blocked" or reregistered to vote at a company's meeting. Absent an issue of compelling economic importance, we will generally not subject the fund to the loss of liquidity imposed by these requirements.


 The costs of voting (e.g., custodian fees, vote agency fees) in foreign markets may be substantially higher than for U.S. holdings. As such, the fund may limit its voting on foreign holdings in instances where the issues presented are unlikely to have a material impact on shareholder value.


VII. VOTING ON A FUND'S HOLDINGS OF OTHER VANGUARD FUNDS


Certain Vanguard funds (owner funds) may, from time to time, own shares of other Vanguard funds (underlying funds). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the owner funds will be cast in the same proportion as the votes of the other shareholders in the underlying fund.


VIII. THE PROXY VOTING GROUP


The Board has delegated the day-to-day operations of the funds' proxy voting process to the Proxy Voting Group, which the Committee oversees. While most votes will be determined, subject to the individual circumstances of each fund, by reference to the guidelines as separately adopted by each of the funds, there may be circumstances when the Proxy Voting Group will refer proxy issues to the Committee for consideration. In addition, at any time, the Board has the authority to vote proxies, when, at the Board's or the Committee's discretion, such action is warranted.



 The Proxy Voting Group performs the following functions: (1) managing proxy voting vendors; (2) reconciling share positions; (3) analyzing proxy proposals using factors described in the guidelines; (4) determining and addressing potential or actual conflicts of interest that may be presented by a particular proxy; and (5) voting proxies. The Proxy Voting Group also prepares periodic and special reports to the Board, and any proposed amendments to the procedures and guidelines.


IX. THE PROXY OVERSIGHT COMMITTEE


The Board, including a majority of the independent trustees, appoints the members of the Committee who are senior officers of Vanguard, a majority of whom are also officers of each Vanguard fund.


 The Committee does not include anyone whose primary duties include external client relationship management or sales. This clear separation between the proxy voting and client relationship functions is intended to eliminate any potential conflict of interest in the proxy voting process. In the unlikely event that a member of the Committee believes he or she might have a conflict of interest regarding a proxy vote, that member must recuse himself or herself from the committee meeting at which the matter is addressed, and not participate in the voting decision.


 The Committee works with the Proxy Voting Group to provide reports and other guidance to the Board regarding proxy voting by the funds. The Committee has an obligation to conduct its meetings and exercise its decision-making authority subject to the fiduciary standards of good faith, fairness, and Vanguard's Code of Ethics. The Committee shall authorize proxy votes that the Committee determines, at its sole discretion, to be in the best interests of each fund's shareholders. In determining how to apply the guidelines to a particular factual situation, the Committee may not take into account any interest that would conflict with the interest of fund shareholders in maximizing the value of their investments.



 The Board may review these procedures and guidelines and modify them from time to time. The procedures and guidelines are available on Vanguard's website at www.vanguard.com.


 You may obtain a free copy of a report that details how the funds voted the proxies relating to the portfolio securities held by the funds for the prior 12-month period ended June 30 by logging on to Vanguard's internet site, at www.vanguard.com, or the SEC's website at www.sec.gov.


                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the fiscal year ended August 31, 2008, appearing in the Funds' 2008 Annual Report to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual and Semiannual Reports to Shareholders, which may be obtained without charge.



                          DESCRIPTION OF BOND RATINGS


The following are excerpts from Moody's Investors Service, Inc.'s description of its three highest preferred bond ratings:


 AAA--Judged to be the best quality. They carry the smallest degree of investment risk.


 AA--Judged to be of high quality by all standards. Together with the Aaa group they make up what are generally known as high-grade bonds.


 A--Possess many favorable investment attributes and are considered as "upper-medium-grade obligations."


 Moody's also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.


The following are excerpts from Standard & Poor's Corporation's description of its three highest preferred bond ratings:


 AAA--Highest grade obligations. The capacity to pay interest and repay principal is extremely strong.


 AA--Also qualify as high-grade obligations. They have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in a small degree.


 A--Regarded as upper-medium-grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


 Standard & Poor's applies indicators "+", or "-", or no character, to its rating categories. The indicators show relative standing within the major rating categories.


"FTSE(R)" and "FTSE4Good(TM)" are trademarks jointly owned by the London Stock Exchange plc and The Financial Times Limited and are used by FTSE International Limited under license. "GEIS" and "All-World" are trademarks of FTSE International Limited. The FTSE4Good US Select Index, FTSE Global Equity Index Series (GEIS), FTSE All-World ex US Index, and FTSE High Dividend Yield Index are calculated by FTSE International Limited. FTSE International Limited does not sponsor, endorse, or promote the fund; is not in any way connected to it; and does not accept any liability in relation to its issue, operation, and trading. The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds. Russell is a trademark of The Frank Russell Company. Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Vanguard ETFs are not sponsored, endorsed, sold, or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of Vanguard ETFs or any member of the public regarding the advisability of investing in securities generally or in Vanguard ETFs particularly or the ability of the Barclays Capital Index to track general bond market performance. Barclays Capital hereby expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to the Barclays Capital index and any data included therein. Barclays Capital's only relationship to Vanguard and Vanguard ETFs is the licensing of the Barclays Capital Index which is determined, composed, and calculated by Barclays Capital without regard to Vanguard or the Vanguard ETFs. Barclays Capital is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of Vanguard ETFs to be issued.CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.






                                                               SAI030 122008

                                     PART C

                             VANGUARD ADMIRAL FUNDS
                               OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust, is filed herewith.
(b)    By-Laws, are filed herewith.
(c) Instruments Defining Rights of Securities Holders, reference is made to Articles III and V of the Registrant's Amended and Restated Agreement and Declaration of Trust, refer to Exhibit (a) above.
(d) Investment Advisory Contract, The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit (h) below.
(e)    Underwriting Contracts, not applicable.
(f) Bonus or Profit Sharing Contracts, reference is made to the section entitled "Management of the Funds" in Part B of this Registration Statement.
(g)    Custodian Agreement, for The Bank of New York Mellon, is filed herewith.
(h) Other Material Contracts, Fourth Amended and Restated Funds' Service Agreement, filed on December 28, 2007, Post-Effective Amendment No. 68, is hereby incorporated by reference.
(i)    Legal Opinion, not applicable.
(j) Other Opinions, Consent of an Independent Registered Public Accounting Firm, is filed herewith.
(k)    Omitted Financial Statements, not applicable.
(l)    Initial Capital Agreements, not applicable.
(m)    Rule 12b-1 Plan, not applicable.
(n)    Rule 18f-3 Plan, is filed herewith.
(o)    Reserved.
(p) Code of Ethics, for The Vanguard Group, Inc., filed on December 20, 2006, Post-Effective Amendment No. 19. is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Amend and Restated Agreement and Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Vanguard Marketing Corporation, a wholly-owned subsidiary of The Vanguard Group, Inc., is the principal underwriter of each fund within the Vanguard group of investment companies, a family of 37 investment companies with more than 150 funds.

(b) The principal business address of each named director and officer of Vanguard Marketing Corporation is 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.



Name                        Positions and Office with Underwriter                   Positions and Office with Funds
----                        -------------------------------------                   -------------------------------
R. Gregory Barton           Director and Senior Vice President                      None

Mortimer J. Buckley         Director and Senior Vice President                      None

F. William McNabb III       Chairman and Director                                   Chief Executive Officer and President

Michael S. Miller           Director and Managing Director                          None

Glenn W. Reed               Director                                                None

George U. Sauter            Director and Senior Vice President                      None

Heidi Stam                  Director and Senior Vice President                      Secretary

Richard D. Carpenter        Treasurer                                               None

David L. Cermak             Principal                                               None

Joseph Colaizzo             Financial and Operations Principal and Assistant        None
                            Treasurer
Michael L. Kimmel           Secretary                                               None

Sean P. Hagerty             Principal                                               None

John C. Heywood             Principal                                               None

Steve Holman                Principal                                               None

Jack T. Wagner              Assistant Treasurer                                     None

Jennifer M. Halliday        Assistant Treasurer                                     None

Brian P. McCarthy           Senior Registered Options Principal                     None

Deborah McCracken           Assistant Secretary                                     None

Miranda O'Keefe             Compliance Registered Options Principal                 None

Joseph F. Miele             Registered Municipal Securities Principal               None

Scott M. Bishop             Registered Municipal Securities Principal               None

Bradley J. Sacco            Registered Municipal Securities Principal               None

Jane K. Myer                Principal                                               None

Pauline C. Scalvino         Chief Compliance Officer                                Chief Compliance Officer




(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of the Registrant, the Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodian, The Bank of New York Mellon, One Wall Street, New York, New York 10286.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth in the section entitled "Management of the Funds" in Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 23rd day of December, 2008.

                                               VANGUARD ADMIRAL FUNDS

                         BY:_________/s/ F. William McNabb III*____________
                                     --------------------------

                                              F. William McNabb III
                                      Chief Executive Officer and President

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

    ------------------------------------------------------------------
             Signature                       Title
        /s/ John J. Brennan*     Chairman of the Board and        December 23, 2008
    -----------------------------Trustee
          John J. Brennan

     /s/ F. William McNabb III*  Chief Executive Officer and      December 23, 2008
    -----------------------------President
         F. William McNabb

       /s/ Charles D. Ellis*     Trustee                          December 23, 2008
    -----------------------------
         Charles D. Ellis

       /s/Emerson U. Fullwood*   Trustee                          December 23, 2008
    -----------------------------
        Emerson U. Fullwood

        /s/ Rajiv L. Gupta*      Trustee                          December 23, 2008
    -----------------------------
          Rajiv L. Gupta

          /s/ Amy Gutmann*       Trustee                          December 23, 2008
    -----------------------------
            Amy Gutmann

    /s/ JoAnn Heffernan Heisen*  Trustee                          December 23, 2008
    -----------------------------
      JoAnn Heffernan Heisen

        /s/ Andre F. Perold*     Trustee                          December 23, 2008
    -----------------------------
          Andre F. Perold

      /s/ Alfred M. Rankin, Jr.* Trustee                          December 23, 2008
    -----------------------------
       Alfred M. Rankin, Jr.

      /s/ J. Lawrence Wilson*    Trustee                          December 23, 2008
    -----------------------------
        J. Lawrence Wilson

      /s/ Thomas J. Higgins*      Chief Financial Officer         December 23, 2008
    -----------------------------
         Thomas J. Higgins

*By: /s/ Heidi Stam
     --------------
     Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see File Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.

                               INDEX TO EXHIBITS

Articles of Incorporation, Amended and Restated Agreement and Declaration of Trust . . . . .Ex.99.A

By-Laws. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Ex.99.B

Custodian Agreement. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Ex-99.G

Other Opinions, Consent of an Independent Registered Public Accounting Firm. . . . . . . . .Ex-99.J

Rule 18f-3 Plan. . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . .  .Ex-99.N